UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment
Portfolios Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	3/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Growth Fund

MARCH 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Medium- to large- capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Jennison Growth Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.75%	1.89%	–45.36%	N/A	79.46%
Class B	4.45	1.14	–47.34	N/A	67.35
Class C	4.45	1.14	–47.34	N/A	67.35
Class R	N/A	N/A	N/A	N/A	–4.09
Class Z	4.87	2.07	–44.69	134.96%	206.92
S&P 500 Index[3]	6.88	6.69	–14.83	178.64	***
Russell 1000 Growth Index[4]	4.71	1.16	–45.02	118.88	****
Lipper Large-Cap Growth Funds Avg.[5]	4.70	1.18	–40.26	107.72	*****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–3.71%	–12.38%	N/A	5.77%
Class B		–3.86	–12.20	N/A	5.62
Class C		0.14	–12.04	N/A	5.62
Class R		N/A	N/A	N/A	N/A
Class Z		2.07	–11.17	8.92%	9.46
S&P 500 Index[3]		6.69	–3.16	10.79	***
Russell 1000 Growth Index[4]		1.16	–11.28	8.15	****
Lipper Large-Cap Growth Funds Avg.[5]		1.18	–10.17	7.37	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/2/95; Class R, 12/17/04; and Class Z, 4/15/96. On 9/20/96, The Prudential Institutional Fund/Growth Stock Fund merged into Jennison Growth Fund, Class Z shares. Performance for Class Z shares prior to 9/20/96 is for the Growth Stock Fund, which had an inception date of 11/5/92.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios and forecasted growth rates, and relatively low dividend yields.

5The Lipper Large-Cap Growth Funds Avg. (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 136.52% for Class A, B, and C; –2.15% for Class R; and 256.81% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 9.57% for Class A, B, and C, and 10.79% for Class Z.

****Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns are 82.59% for Class A, B, and C; –4.09% for Class R; and 166.71% for Class Z. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns are 6.60% for Class A, B, and C, and 8.22% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 74.32% for Class A, B, and C; –4.56% for Class R; and 158.18% for Class Z. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns are 5.88% for Class A, B, and C, and 7.75% for Class Z.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/05 (excluding short-term investments)
General Electric, Co. (GE), Industrial Conglomerates	3.9%
Yahoo! Inc., Internet Software & Services	3.2
Google, Inc. (Class “A” Stock), Internet Software & Services	3.1
Schlumberger Ltd., Energy Equipment & Services	3.1
American Express Co., Consumer Finance	3.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/05 (excluding short-term investments)
Software	8.2%
Pharmaceuticals	6.4
Internet Software & Services	6.3
Semiconductors & Semiconductor Equipment	6.3
Healthcare Providers & Services	5.6

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R has been in existence for less than six months, therefore no expenses are presented for this class. Class R commenced December 17, 2004.

Jennison Growth Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,048	1.07%	$5.46
	Hypothetical	$1,000	$1,020	1.07%	$5.39

Class B	Actual	$1,000	$1,044	1.82%	$9.27
	Hypothetical	$1,000	$1,016	1.82%	$9.15

Class C	Actual	$1,000	$1,044	1.82%	$9.27
	Hypothetical	$1,000	$1,016	1.82%	$9.15

Class Z	Actual	$1,000	$1,049	0.82%	$4.19
	Hypothetical	$1,000	$1,021	0.82%	$4.13

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS

Air Freight & Logistics 1.6%
676,800	United Parcel Service, Inc. (Class “B” Stock)	$49,230,432

Beverages 1.1%
644,300	PepsiCo, Inc.	34,167,229

Biotechnology 5.6%
1,026,000	Amgen, Inc.(a)(b)	59,723,460
1,370,300	Genentech, Inc.(a)(b)	77,572,683
818,600	Gilead Sciences, Inc.(a)	29,305,880

		166,602,023

Capital Markets 4.4%
3,719,500	Charles Schwab Corp./The	39,091,945
427,500	Goldman Sachs Group, Inc.	47,020,725
822,400	Merrill Lynch & Co., Inc.	46,547,840

		132,660,510

Communications Equipment 4.7%
2,623,900	Cisco Systems, Inc.(a)	46,941,571
1,984,200	Qualcomm, Inc.	72,720,930
286,100	Research In Motion Ltd.(a)	21,863,762

		141,526,263

Computers & Peripherals 5.4%
1,429,600	Apple Computer, Inc.(a)(b)	59,571,432
1,637,400	Dell, Inc.(a)	62,908,908
433,100	International Business Machines Corp.	39,576,678

		162,057,018

Consumer Finance 3.0%
1,760,800	American Express Co.	90,452,296

Diversified Financial Services 1.9%
1,675,000	JPMorgan Chase & Co.	57,955,000

Electronic Equipment & Instruments 1.1%
1,500,500	Agilent Technologies, Inc.(a)	33,311,100

Energy Equipment & Services 3.1%
1,328,000	Schlumberger Ltd.	93,597,440

See Notes to Financial Statements.

Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food and Staples Retailing 3.2%
759,500	Costco Wholesale Corp.	$33,554,710
605,300	Whole Foods Market, Inc.(b)	61,819,289

		95,373,999

Food Products 1.0%
2,941,600	Cadbury Schweppes	29,489,878

Health Care Equipment & Supplies 2.1%
432,600	Alcon, Inc. (Switzerland)	38,626,854
684,000	St. Jude Medical, Inc.(a)	24,624,000

		63,250,854

Health Care Providers & Services 5.6%
941,200	Caremark Rx, Inc.(a)	37,440,936
117,300	CIGNA Corp.	10,474,890
674,100	UnitedHealth Group, Inc.	64,295,658
434,800	WellPoint, Inc.(a)	54,502,180

		166,713,664

Hotels, Restaurants & Leisure 1.8%
1,049,100	Starbucks Corp.(a)(b)	54,196,506

Household Durables 0.9%
295,400	Harman International Industries, Inc.	26,131,084

Household Products 1.5%
856,500	Procter & Gamble Co.(b)	45,394,500

Industrial Conglomerates 3.9%
3,214,900	General Electric Co.	115,929,294

Internet & Catalog Retail 2.1%
1,665,600	eBay, Inc.(a)(b)	62,060,256

Internet Software & Services 6.3%
519,900	Google, Inc. (Class “A” Stock)(a)(b)	93,847,149
2,807,900	Yahoo!, Inc.(a)(b)	95,187,810

		189,034,959

Multi-line Retail 3.6%
427,700	Federated Department Stores, Inc.	27,218,828
1,624,900	Target Corp.	81,277,498

		108,496,326

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Oil & Gas 2.6%
937,300	Suncor Energy, Inc.	$37,688,833
170,990	Total SA (ADR) (France)	40,008,627

		77,697,460

Personal Products 2.3%
837,400	Estee Lauder Cos., Inc./The (Class “A” Stock)	37,666,252
633,400	Gillette Co./The	31,974,032

		69,640,284

Pharmaceuticals 6.4%
427,100	Allergan, Inc.	29,670,637
866,900	Eli Lilly & Co.	45,165,490
1,235,300	Novartis AG (ADR) (Switzerland)	57,787,334
1,118,900	Roche Holdings Ltd. (ADR) (Switzerland)(b)	60,174,106

		192,797,567

Semiconductors & Semiconductor Equipment 6.3%
2,181,200	Applied Materials, Inc.(a)(b)	35,444,500
2,572,100	Intel Corp.	59,749,883
1,277,500	Marvell Technology Group Ltd. (Bermuda)(a)(b)	48,979,350
1,081,800	Maxim Integrated Products, Inc.	44,213,166

		188,386,899

Software 8.2%
546,800	Adobe Systems, Inc.	36,728,556
1,131,500	Electronic Arts, Inc.(a)(b)	58,589,070
788,500	Mercury Interactive Corp.(a)(b)	37,359,130
2,155,000	Microsoft Corp.	52,086,350
499,700	NAVTEQ Corp.(a)	21,661,995
1,006,300	SAP AG (ADR) (Germany)(b)	40,332,504

		246,757,605

Specialty Retail 5.2%
664,100	Bed Bath & Beyond, Inc.(a)	24,266,214
2,577,200	Chico’s FAS, Inc.(a)(b)	72,831,672
689,000	Lowe’s Cos., Inc.(b)	39,335,010
555,300	Williams-Sonoma, Inc.(a)(b)	20,407,275

		156,840,171

Textiles, Apparel & Luxury Goods 1.2%
633,900	Coach, Inc.(a)(b)	35,897,757

See Notes to Financial Statements.

Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Wireless Telecommunication Services 1.6%
1,636,100	Nextel Communications, Inc. (Class “A” Stock)(a)	$46,497,962

	Total long-term investments (cost $2,442,995,569)	2,932,146,336

SHORT-TERM INVESTMENT 16.3%

Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)
488,298,079	(cost $488,298,079)	488,298,079

	Total Investments 114.0% (cost $2,931,293,648)	3,420,444,415
	Liabilities in excess of other assets (14.0%)	(420,359,782)

	Net Assets 100%	$3,000,084,633

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $443,390,408; cash collateral of $461,997,771 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Mutual Fund	16.3%
Software	8.2
Pharmaceuticals	6.4
Internet Software & Services	6.3
Semiconductors & Semiconductor Equipment	6.3
Biotechnology	5.6
Health Care Providers & Services	5.6
Computers & Peripherals	5.4
Specialty Retail	5.2
Communications Equipment	4.7
Capital Markets	4.4
Industrial Conglomerates	3.9
Multi-line Retail	3.6
Food & Staples Retailing	3.2
Energy Equipment & Services	3.1
Consumer Finance	3.0
Oil & Gas	2.6
Personal Products	2.3
Health Care Equipment & Supplies	2.1
Internet & Catalog Retail	2.1
Diversified Financial Services	1.9
Hotels Restaurants & Leisure	1.8
Air Freight & Logistics	1.6
Wireless Telecommunication Services	1.6
Household Products	1.5
Textiles, Apparel & Luxury Goods	1.2
Electronic Equipment & Instruments	1.1
Beverages	1.1
Food Products	1.0
Household Durables	0.9

114.0
Liabilities in excess of other assets	(14.0)

100.0%

See Notes to Financial Statements.

Jennison Growth Fund	11

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments at value, including securities on loan of $443,390,408 (cost $2,931,293,648)	$3,420,444,415
Receivable for investments sold	89,422,857
Receivable for Series shares sold	3,759,618
Dividends and interest receivable	3,039,632
Prepaid expenses	56,957

Total assets	3,516,723,479

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	461,997,771
Payable for investments purchased	41,662,930
Payable for Series shares reacquired	8,170,376
Accrued expenses and other liabilities	2,164,503
Management fee payable	1,492,122
Distribution fee payable	707,715
Payable to custodian	431,310
Deferred directors’ fees payable	12,119

Total liabilities	516,638,846

Net Assets	$3,000,084,633

Net assets were comprised of:
Common stock, at par	$223,820
Paid-in capital in excess of par	4,412,574,499

4,412,798,319
Accumulated net investment gain	6,303,266
Accumulated net realized loss on investments and foreign currency transactions	(1,908,167,719)
Net unrealized appreciation on investments	489,150,767

Net assets, March 31, 2005	$3,000,084,633

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($1,220,278,694 ÷ 90,750,494 shares of common stock issued and outstanding)	$13.45
Maximum sales charge (5.5% of offering price)	0.78

Maximum offering price to public	$14.23

Class B
Net asset value, offering price and redemption price per share
($418,236,148 ÷ 33,653,382 shares of common stock issued and outstanding)	$12.43

Class C
Net asset value, offering price and redemption price per share
($86,950,379 ÷ 6,997,234 shares of common stock issued and outstanding)	$12.43

Class R
Net asset value, offering price and redemption price per share
($2,400 ÷ 193 shares of common stock issued and outstanding)	$12.44

Class Z
Net asset value, offering price and redemption price per share
($1,274,617,012 ÷ 92,418,953 shares of common stock issued and outstanding)	$13.79

See Notes to Financial Statements.

Jennison Growth Fund	13

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $430,489)	$23,313,373
Interest	74
Income from securities lending, net	336,935

Total income	23,650,382

Expenses
Management fee	9,012,527
Distribution fee—Class A	1,550,740
Distribution fee—Class B	2,365,921
Distribution fee—Class C	475,463
Distribution fee—Class R	3
Transfer agent fee’s and expenses	3,339,000
Reports to shareholders	196,000
Custodian’s fees and expenses	122,000
Insurance	52,000
Registration fees	32,000
Legal fees	30,000
Directors’ fees	27,000
Audit fee	8,000
Miscellaneous	27,369

Total expenses	17,238,023

Net investment income	6,412,359

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	132,759,133
Foreign currency transactions	(132,336)

132,626,797

Net change in unrealized appreciation on:
Investments	7,771,172

Net gain on investments and foreign currencies	140,397,969

Net Increase In Net Assets Resulting From Operations	$146,810,328

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Decrease In Net Assets
Operations
Net investment income (loss)	$6,412,359	$(10,597,241)
Net realized gain on investments and foreign currency transactions	132,626,797	242,899,592
Net change in unrealized appreciation/depreciation on investments and foreign currencies	7,771,172	55,577,216

Net increase in net assets resulting from operations	146,810,328	287,879,567

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	273,400,126	560,760,578
Cost of shares reacquired	(472,877,404)	(963,380,696)

Net decrease in net assets from Series share transactions	(199,477,278)	(402,620,118)

Total decrease	(52,666,950)	(114,740,551)

Net Assets
Beginning of period	3,052,751,583	3,167,492,134

End of period	$3,000,084,633	$3,052,751,583

See Notes to Financial Statements.

Jennison Growth Fund	15

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Fund, Jennison Equity Opportunity Fund, Dryden Active Allocation Fund, (formerly Dryden Active Balanced Fund), JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. These financial statements relate to the Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2005, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the

Jennison Growth Fund	17

Notes to Financial Statements

Cont’d

effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (excluding investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

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Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In the connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $2.7 billion and .55 of 1% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58 of 1% of the Series’ average daily net assets for the six months ended March 31, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the ‘Class A, B, C and R Plans’), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the

Jennison Growth Fund	19

Notes to Financial Statements

Cont’d

average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $103,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2005 it received approximately $399,200 and $3,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Beginning May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds will pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the

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six months ended March 31, 2005, the Series incurred fees of approximately $2,625,000 for the services of PMFS. As of March 31, 2005, approximately $435,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Series earned net income of approximately $310,300 and $336,900 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. For the six months ended March 31, 2005, PIM has been compensated approximately $112,300 for these services.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $332,000 in total networking fees, of which the amount relating to the services of First Clearing Corporation (“First Clearing”), an affiliate of PI, was approximately $307,500 for the six months ended March 31, 2005. As of March 31, 2005, approximately $50,000 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2005, Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, earned approximately $47,000 and $15,100, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2005 were $1,078,860,376 and $1,293,980,826 respectively.

As of March 31, 2005, the Series had securities on loan with an aggregate market value of $443,390,408. The Series received $461,997,771 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’ securities lending procedures.

Jennison Growth Fund	21

Notes to Financial Statements

Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$2,962,167,273	$507,673,212	$49,396,070	$458,277,142

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2004 of approximately $1,975,155,000 of which $1,079,536,000 expires in 2010, $827,429,000 expires in 2011 and $68,190,000 expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series elected to treat post-October currency losses of approximately $109,100 incurred in the eleven months ended September 30, 2004 as having been incurred in the current fiscal year.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The authorized share capital of 0.001 par value common stock of the Series is divided as follows: Classes A and B — 208,333,334 shares each; Classes C, I, R and Z — 208,333,333 shares each.

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The Series also may offer Class I shares, of which none are currently issued and outstanding. As of March 31, 2005 Prudential owned 8 Class A shares, 8 Class B shares and 193 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31,2005:
Shares sold	7,919,783	$107,501,246
Shares reacquired	(13,611,592)	(185,577,966)

Net increase (decrease) in shares outstanding before conversion	(5,691,809)	(78,076,720)
Shares issued upon conversion from Class B	2,949,396	40,678,738

Net increase (decrease) in shares outstanding	(2,742,413)	$(37,397,982)

Year ended September 30, 2004:
Shares sold	17,158,296	$221,892,399
Shares reacquired	(24,501,717)	(316,060,602)

Net increase (decrease) in shares outstanding before conversion	(7,343,421)	(94,168,203)
Shares issued upon conversion from Class B	4,425,916	57,380,024

Net increase (decrease) in shares outstanding	(2,917,505)	$(36,788,179)

Class B
Six months ended March 31,2005:
Shares sold	820,572	$10,275,626
Shares reacquired	(4,456,785)	(56,243,713)

Net increase (decrease) in shares outstanding before conversion	(3,636,213)	(45,968,087)
Shares reacquired upon conversion into Class A	(3,187,482)	(40,678,738)

Net increase (decrease) in shares outstanding	(6,823,695)	$(86,646,825)

Year ended September 30, 2004:
Shares sold	2,415,653	$29,117,956
Shares reacquired	(8,606,576)	(103,341,317)

Net increase (decrease) in shares outstanding before conversion	(6,190,923)	(74,223,361)
Shares reacquired upon conversion into Class A	(4,757,634)	(57,380,024)

Net increase (decrease) in shares outstanding	(10,948,557)	$(131,603,385)

Class C
Six months ended March 31,2005:
Shares sold	299,410	$3,730,867
Shares reacquired	(1,387,350)	(17,518,575)

Net increase (decrease) in shares outstanding	(1,087,940)	$(13,787,708)

Year ended September 30, 2004:
Shares sold	926,176	$11,174,754
Shares reacquired	(2,554,374)	(30,690,986)

Net increase (decrease) in shares outstanding	(1,628,198)	$(19,516,232)

Jennison Growth Fund	23

Notes to Financial Statements

Cont’d

Class R	Shares	Amount
Six months ended March 31, 2005:
Shares sold	193	$2,500
Shares reacquired	0	0

Net increase (decrease) in shares outstanding	193	$2,500

Class Z
Six months ended March 31, 2005:
Shares sold	10,775,196	$151,889,887
Shares reacquired	(15,293,752)	(213,537,150)

Net increase (decrease) in shares outstanding	(4,518,556)	$(61,647,263)

Year ended September 30, 2004:
Shares sold	22,624,190	$298,575,469
Shares reacquired	(38,767,953)	(513,287,791)

Net increase (decrease) in shares outstanding	(16,143,763)	$(214,712,322)

Note 7. Reorganizations

On October 29, 2004, Jennison Growth Fund acquired all of the net assets of Strategic Partners Managed Large Cap Growth Fund pursuant to a plan of reorganization approved by the Strategic Partners Large Cap Growth Fund shareholders on January 23, 2004. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C and Class Z shares for corresponding classes of Strategic Partners large Cap Growth and Class L being exchanged for Class A and Classes M and X for Class B of Jennison Growth Fund.

SP Managed Large Cap Growth Fund		Jennison Growth Fund		Value($)
Class	Shares	Class	Shares
A	7,878	A	31,573	442,212
B	1,413	B	69,002	857,320
C	27,712	C	19,988	210,958
L	38,655
M	79,801
X	14,618

The aggregate net assets and unrealized appreciation of SP Managed Large Cap Growth Fund immediately before the acquisition was $1,510,490 and $112,267, respectively. The aggregate net assets of Jennison Growth Fund immediately before the acquisition were $3,115,007,120.

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.84

Income from investment operations:
Net investment gain (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.58

Total from investment operations	.61

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$13.45

Total Return(a):	4.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,220,279
Average net assets (000)	$1,244,000
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.07	%(d)
Expenses, excluding distribution and service (12b-1) fees	.82	%(d)
Net investment gain (loss)	.43	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	35	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Series contractually agreed to limit its distribution and service 12b-1 fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Portfolio turnover for period of less than one full year is not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2004(b)	2003(b)	2002(b)	2001(b)	2000(b)

$11.77	$9.73	$12.50	$24.20	$20.05

(.04)	(.02)	(.04)	(.05)	(.09)
1.11	2.06	(2.73)	(9.50)	5.42

1.07	2.04	(2.77)	(9.55)	5.33

—	—	—	(2.15)	(1.18)

$12.84	$11.77	$9.73	$12.50	$24.20

9.09%	20.97%	(22.16)%	(42.32)%	27.02%

$1,200,078	$1,134,839	$1,011,241	$1,286,009	$1,745,454
$1,237,249	$1,034,231	$1,358,013	$1,513,253	$1,489,790

1.05%	1.17%	1.08%	1.06%	.99%
.80%	.92%	.83%	.81%	.74%
(.27)%	(.21)%	(.28)%	(.27)%	(.35)%

68%	64%	71%	98%	83%

See Notes to Financial Statements.

Jennison Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.90

Income from investment operations:
Net investment gain (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.53

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.43

Total Return(a):	4.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$418,236
Average net assets (000)	$474,484
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment loss	(.28	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2004(b)	2003(b)	2002(b)	2001(b)	2000(b)

$11.00	$9.16	$11.86	$23.23	$19.43

(.12)	(.10)	(.13)	(.17)	(.26)
1.02	1.94	(2.57)	(9.05)	5.24

(.90)	1.84	(2.70)	(9.22)	4.98

—	—	—	(2.15)	(1.18)

$11.90	$11.00	$9.16	$11.86	$23.23

8.18%	20.09%	(22.77)%	(42.70)%	26.04%

$481,876	$565,727	$653,338	$1,046,581	$2,216,911
$560,217	$602,105	$1,007,499	$1,576,226	$2,158,641

1.80%	1.92%	1.83%	1.81%	1.74%
.80%	.92%	.83%	.81%	.74%
(1.02)%	(.95)%	(1.03)%	(1.02)%	(1.10)%

See Notes to Financial Statements.

Jennison Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.90

Income from investment operations:
Net investment gain (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.53

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.43

Total Return(a):	4.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$86,950
Average net assets (000)	$95,354
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment loss	(.29	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2004(b)	2003(b)	2002(b)	2001(b)	2000(b)

$11.00	$9.16	$11.86	$23.23	$19.43

(.12)	(.10)	(.13)	(.17)	(.26)
1.02	1.94	(2.57)	(9.05)	5.24

.90	1.84	(2.70)	(9.22)	4.98

—	—	—	(2.15)	(1.18)

$11.90	$11.00	$9.16	$11.86	$23.23

8.18%	20.09%	(22.77)%	(42.70)%	26.04%

$96,253	$106,850	$103,956	$164,216	$291,542
$107,401	$105,518	$159,096	$226,607	$242,939

1.80%	1.92%	1.83%	1.81%	1.74%
.80%	.92%	.83%	.81%	.74%
(1.02)%	(.96)%	(1.03)%	(1.02)%	(1.10)%

See Notes to Financial Statements.

Jennison Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class R
	December 17, 2004(a) Through March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.97

Income from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.52)

Total from investment operations	(.53)

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.44

Total Return(b):	(4.09)%
Ratios/Supplemental Data:
Net assets, end of period	$2,400	(d)
Average net assets	$2,447	(d)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.32	%(e)
Expenses, excluding distribution and service (12b-1) fees	.82	%(e)
Net investment loss	(.28	)%(e)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	During the period, the Distributor of the fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.

See Notes to Financial Statements.

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Growth Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.15

Income from investment operations:
Net investment gain (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.59

Total from investment operations	.64

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$13.79

Total Return(a):	4.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,274,617
Average net assets (000)	$1,322,446
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)
Net investment income (loss)	.69	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.
(d)	Less than $.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2004(b)	2003(b)	2002(b)	2001(b)	2000(b)

$12.03	$9.92	$12.71	$24.50	$20.24

— (d)	— (d)	— (d)	— (d)	(.02)
1.12	2.11	(2.79)	(9.64)	5.46

1.12	2.11	(2.79)	(9.64)	5.44

—	—	—	(2.15)	(1.18)

$13.15	$12.03	$9.92	$12.71	$24.50

9.31%	21.27%	(21.95)%	(42.15)%	27.39%

$1,274,544	$1,360,076	$1,108,026	$1,524,028	$2,962,816
$1,441,730	$1,226,178	$1,545,628	$2,191,554	$2,733,194

.80%	.92%	.83%	.81%	.74%
.80%	.92%	.83%	.81%	.74%
(.02)%	.03%	(.03)%	(.02)%	(.10)%

See Notes to Financial Statements.

Jennison Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	JGRCR	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Growth Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	JGRCR	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    IFS-A104258    Ed. 05/2005

Dryden Active Allocation Fund

MARCH 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Dryden Active Allocation Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund (the Fund) is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.39%	6.97%	10.95%	N/A	72.28%
Class B	5.89	6.14	7.01	N/A	62.15
Class C	5.89	6.14	7.01	N/A	62.15
Class R	N/A	N/A	N/A	N/A	–0.22
Class Z	6.46	7.12	12.62	120.44%	160.37
S&P 500 Index[3]	6.88	6.69	–14.83	178.64	***
Lehman Brothers U.S. Aggregate Bond Index[4]	0.47	1.15	41.16	99.32	****
Customized Blend Index[5]	4.19	4.41	6.98	147.75	*****
Lipper Balanced Funds Avg.[6]	5.01	4.30	7.62	123.04	******

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		1.09%	0.95%	N/A	5.98%
Class B		1.14	1.18	N/A	5.92
Class C		5.14	1.37	N/A	5.92
Class R		N/A	N/A	N/A	N/A
Class Z		7.12	2.41	8.23%	8.13
S&P 500 Index[3]		6.69	–3.16	10.79	***
Lehman Brothers U.S. Aggregate Bond Index[4]		1.15	7.14	7.14	****
Customized Blend Index[5]		4.41	1.36	9.50	*****
Lipper Balanced Funds Avg.[6]		4.30	1.27	8.21	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/7/96; Class R, 12/17/04; and Class Z, 1/4/93.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed.

5The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Lehman Brothers U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%).

6The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, and the Customized Blend Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 90.62% for Class A, B, and C; –2.15% for Class R; and 240.91% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 7.97% for Class A, B, and C; and 10.53% for Class Z.

****Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 71.84% for Class A, B, and C; –0.48% for Class R; and 123.09% for Class Z. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 6.64% for Class A, B, and C; and 6.77% for Class Z.

*****Customized Blend Index Closest Month-End to Inception cumulative total returns are 87.05% for Class A, B, and C; –1.40% for Class R; and 192.03% for Class Z. Customized Blend Index Closest Month-End to Inception average annual total returns are 7.72% for Class A, B, and C; and 9.14% for Class Z.

******Lipper Average Closest Month-End to Inception cumulative total returns are 70.83% for Class A, B, and C; –1.38% for Class R; and 163.93% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.42% for Class A, B, and C; and 8.09% for Class Z.

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund	3

Your Fund’s Performance (continued)

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/05
Exxon Mobil Corp., Oil & Gas Exploration & Production	1.9%
General Electric Co., Diversified Operations	1.7
Microsoft Corp., Computer Software & Services	1.6
Pfizer, Inc., Pharmaceuticals	1.3
Intel Corp., Semiconductors	1.3

Holdings are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/05
Financial Services	7.9%
Oil & Gas Exploration & Production	5.3
Pharmaceuticals	3.9
Computer Software & Services	3.7
Retail	3.1

Industry weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R has been in existence for less than six months, therefore no expenses are presented for this class. Class R commenced December 17, 2004.

Dryden Active Allocation Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,064	1.09%	$5.61
	Hypothetical	$1,000	$1,019	1.09%	$5.49

Class B	Actual	$1,000	$1,059	1.84%	$9.45
	Hypothetical	$1,000	$1,016	1.84%	$9.25

Class C	Actual	$1,000	$1,059	1.84%	$9.45
	Hypothetical	$1,000	$1,016	1.84%	$9.25

Class Z	Actual	$1,000	$1,065	0.84%	$4.32
	Hypothetical	$1,000	$1,021	0.84%	$4.23

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of March 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.6%
COMMON STOCKS 69.0%

Aerospace/Defense 1.9%
22,300	Armor Holdings, Inc.(a)(f)	$827,107
2,600	DRS Technologies, Inc.(a)	110,500
24,800	General Dynamics Corp.	2,654,840
11,000	Innovative Solutions and Support, Inc.(a)(f)	349,250
63,500	Lockheed Martin Corp.	3,877,310
76,800	Northrop Grumman Corp.	4,145,664
13,400	United Technologies Corp.	1,362,244

		13,326,915

Airlines 0.1%
15,700	ExpressJet Holdings, Inc.(a)	179,137
27,400	Mesa Air Group, Inc.(a)(f)	191,800
24,200	SkyWest, Inc.	449,878

		820,815

Apparel 2.3%
21,800	Abercrombie & Fitch Co., Class A	1,247,832
36,300	Aeropostale, Inc.(a)	1,188,825
43,500	Coach, Inc.(a)	2,463,405
4,700	Deckers Outdoor Corp.(a)(f)	167,978
48,800	Jones Apparel Group, Inc.(f)	1,634,312
81,300	Limited Brands	1,975,590
111,450	Pacific Sunwear of California, Inc.(a)(f)	3,118,371
135,700	The Gap, Inc.	2,963,688
12,000	Timberland Co., Class A(a)	851,160
12,500	V.F. Corp.	739,250

		16,350,411

Auto Parts & Equipment 0.1%
900	Cummins Engine Co., Inc.(f)	63,315
26,400	Dana Corp.	337,656

		400,971

Automobiles & Trucks 0.7%
165,700	Ford Motor Co.(f)	1,877,381
36,200	PACCAR, Inc.(f)	2,620,518
4,300	Thor Industries, Inc.	128,613
2,800	Wabash National Corp.(f)	68,320

		4,694,832

See Notes to Financial Statements.

Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Banking 2.8%
3,700	AmSouth Bancorporation	$96,015
42,200	BB&T Corp.	1,649,176
900	City Holding Co.	26,581
16,100	Comerica, Inc.(f)	886,788
25,600	Huntington Bancshares, Inc.	611,840
64,500	KeyCorp(f)	2,093,025
28,400	National City Corp.	951,400
114,500	North Fork Bancorporation, Inc.	3,176,230
46,100	Popular, Inc.	1,121,152
1,900	R&G Financial Corp., Class B (Puerto Rico)	59,223
2,000	Suntrust Banks, Inc.	144,140
3,900	The Colonial BancGroup, Inc.	80,028
139,156	U.S. Bancorp	4,010,476
10,000	UnionBanCal Corp.	612,500
79,200	Wachovia Corp.	4,032,072
3,000	Zions Bancorporation	207,060

		19,757,706

Beverages 1.4%
53,300	Anheuser-Busch Companies, Inc.(f)	2,525,887
88,600	Coca-Cola Co.	3,691,962
3,900	Peet’s Coffee & Tea, Inc.(a)	96,135
101,000	Pepsi Bottling Group, Inc.	2,812,850
3,300	PepsiAmericas, Inc.	74,778
19,100	PepsiCo, Inc.	1,012,873

		10,214,485

Biotechnology 0.8%
8,176	Amgen, Inc.(a)	475,925
4,000	Bio-Rad Laboratories, Inc., Class A(a)	194,840
14,500	IDEXX Laboratories, Inc.(a)	785,320
36,700	InterMune Inc.(a)(f)	403,700
43,100	Invitrogen Corp.(a)(f)	2,982,520
23,700	SFBC International, Inc.(a)	835,188

		5,677,493

Building & Construction 0.3%
4,200	American Woodmark Corp.	152,376
2,200	Eagle Materials, Inc.	178,068
3,300	Florida Rock Industries, Inc.	194,106
5,400	Masco Corp.	187,218

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

15,300	Standard Pacific Corp.	$1,104,507
14,400	Walter Industries, Inc.(f)	612,720

		2,428,995

Business Services 0.3%
7,300	Charles River Associates, Inc.(a)	360,255
6,500	Keynote Systems, Inc.(a)	77,155
123,500	Xerox Corp.(a)	1,871,025

		2,308,435

Chemicals 1.0%
15,100	Crompton Corp.	220,460
9,700	FMC Corp.(a)	518,465
6,200	MacDermid, Inc.	201,500
8,300	Olin Corp.	185,090
35,800	RPM, Inc.	654,424
74,800	The Dow Chemical Co.	3,728,780
69,700	The Mosaic Co.(a)(f)	1,189,082

		6,697,801

Commercial Services 0.2%
5,400	Banta Corp.	231,120
15,900	Herman Miller, Inc.	478,908
14,400	Pegasus Solutions, Inc.(a)	170,208
1,100	Pre-Paid Legal Services, Inc.(f)	37,224
13,900	Resources Connection, Inc.(a)	290,927
200	Vertrue, Inc.(a)(f)	7,088

		1,215,475

Computer Software & Services 3.7%
29,700	Citrix Systems, Inc.(a)(f)	707,454
16,800	Computer Sciences Corp.(a)(f)	770,280
111,800	EarthLink, Inc.(a)	1,006,200
46,300	Intuit, Inc.(a)(f)	2,026,551
8,600	John H. Harland Co.(f)	295,496
476,100	Microsoft Corp.	11,507,337
68,700	Network Appliance, Inc., Class A(a)(f)	1,900,242
366,700	Oracle Corp.(a)	4,576,416
3,100	Perot Systems Corp., Class A(a)	41,664
87,700	Yahoo!, Inc.(a)(f)	2,973,030

		25,804,670

See Notes to Financial Statements.

Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computer Systems/Peripherals 2.8%
28,200	Agilysys, Inc.	$554,412
33,500	Dell, Inc.(a)	1,287,070
288,900	EMC Corp.(a)	3,559,248
200,093	Hewlett-Packard Co.	4,390,040
89,000	International Business Machines Corp.	8,132,820
10,200	Lexmark International, Inc.(a)(f)	815,694
5,200	MTS Systems Corp.	150,956
4,300	Seagate Technology, Inc.(a)(h)	0
63,200	Western Digital Corp.(a)(f)	805,800

		19,696,040

Containers 0.2%
29,400	Ball Corp.	1,219,512
6,000	Pactiv Corp.(a)	140,100
1,200	Rock-Tenn Co., Class A	15,960

		1,375,572

Cosmetics/Toiletries 0.9%
4,900	Chattem, Inc.(a)	217,903
42,700	Gillette Co.	2,155,496
41,500	Kimberly-Clark Corp.	2,727,795
41,700	Nu Skin Enterprises, Inc., Class A	938,667

		6,039,861

Data Processing/Management 0.1%
5,900	First Data Corp.	231,929
3,300	SOURCECORP, Inc.(a)	66,462
7,300	The Dun & Bradstreet Corp.(a)	448,585

		746,976

Distribution/Wholesale 0.3%
15,900	Brightpoint, Inc.(a)	297,807
12,000	Handleman Co.	227,520
1,900	Ingram Micro, Inc., Class A(a)	31,673
20,125	SCP Pool Corp.	641,183
22,400	Tech Data Corp.(a)	830,144

		2,028,327

Diversified Consumer Products 1.0%
122,900	Procter & Gamble Co.	6,513,700
17,300	USANA Health Sciences, Inc.(a)(f)	818,290

		7,331,990

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Diversified Manufacturing 1.6%
15,000	3M Co.	$1,285,350
27,100	Cooper Industries Ltd., Class A	1,938,192
37,500	Eaton Corp.	2,452,500
33,300	Energizer Holdings, Inc.(a)(f)	1,991,340
6,000	Griffon Corp.(a)	128,460
5,000	Illinois Tool Works, Inc.	447,650
10,700	Ingersoll-Rand Co., Class A (Bermuda)	852,255
78,100	Thermo Electron Corp.(a)	1,975,149
15,700	Tyco International Ltd. (Bermuda)	530,660

		11,601,556

Diversified Operations 1.7%
334,050	General Electric Co.	12,045,843

Education 0.6%
51,521	Apollo Group, Inc., Class A(a)(f)	3,815,645
2,100	Strayer Education, Inc.	237,972

		4,053,617

Electrical Utilities 1.3%
29,500	Alliant Energy Corp.	790,010
60,800	American Electric Power Co., Inc.(f)	2,070,848
3,400	American States Water Co.	86,020
14,600	Constellation Energy Group, Inc.	754,820
4,000	DTE Energy Co.	181,920
2,700	Energy East Corp.	70,794
4,900	FirstEnergy Corp.	205,555
3,000	Pinnacle West Capital Corp.	127,530
3,500	PPL Corp.	188,965
23,900	Progress Energy, Inc.(f)	1,002,605
32,900	TXU Corp.	2,619,827
6,800	WPS Resources Corp.	359,856
61,100	Xcel Energy, Inc.	1,049,698

		9,508,448

Electronic Components 0.6%
17,500	Amphenol Corp., Class A	648,200
10,900	Consolidated Edison, Inc.(f)	459,762
4,700	DSP Group, Inc.(a)	121,072
23,500	Emerson Electric Co.	1,525,855
1,800	L-3 Communications Holdings, Inc.	127,836

See Notes to Financial Statements.

Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,900	MEMC Electronic Materials, Inc.(a)(f)	$146,605
72,800	PerkinElmer, Inc.	1,501,864

		4,531,194

Financial Services 7.9%
26,600	American Express Co.	1,366,442
47,100	Ameritrade Holding Corp.(a)	480,891
163,920	Bank of America Corp.	7,228,872
5,500	Capital One Financial Corp.(f)	411,235
29,000	CapitalSource, Inc.(a)(f)	667,000
18,000	CharterMac	387,000
52,700	CIT Group, Inc.	2,002,600
175,360	Citigroup, Inc.	7,880,678
49,898	Countrywide Credit Industries, Inc.	1,619,689
8,400	E*Trade Financial Corp.(a)(f)	100,800
29,300	Fannie Mae	1,595,385
25,500	Freddie Mac	1,611,600
25,900	Goldman Sachs Group, Inc.	2,848,741
4,000	iPayment Holdings, Inc.(a)	168,800
93,630	J.P. Morgan Chase & Co.	3,239,598
27,400	Lehman Brothers Holdings, Inc.	2,579,984
46,325	MBNA Corp.	1,137,279
65,600	Merrill Lynch & Co., Inc.	3,712,960
14,100	Moody’s Corp.	1,140,126
69,600	Morgan Stanley	3,984,600
26,150	New Century Financial Corp.(f)	1,224,343
12,800	PNC Financial Services Group	658,944
26,200	Principal Financial Group, Inc.(f)	1,008,438
28,400	Providian Financial Corp.(a)(f)	487,344
23,500	SLM Corp.	1,171,240
26,400	The Bear Stearns Companies, Inc.(f)	2,637,360
68,400	Wells Fargo & Co.	4,090,320

		55,442,269

Foods 0.8%
2,800	Chiquita Brands International, Inc.	74,984
21,700	Del Monte Foods Co.(a)	235,445
4,400	Kraft Foods, Inc., Class A	145,420
56,200	Pilgrim’s Pride Corp.	2,007,464
10,000	Safeway, Inc.(a)	185,300
3,950	Sanderson Farms, Inc.	170,680
40,800	Smithfield Foods, Inc.(a)	1,287,240
4,900	SUPERVALU, Inc.	163,415

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

82,900	Tyson Foods, Inc., Class A(f)	$1,382,772
3,300	Whole Foods Market, Inc.	337,029

		5,989,749

Health Care Services 1.2%
4,100	Centene Corp.(a)	122,959
3,800	Coventry Health Care, Inc.(a)	258,932
31,300	Express Scripts, Inc., Class A(a)	2,729,047
14,100	Gentiva Health Services, Inc.(a)	228,138
6,200	Kindred Healthcare, Inc.(a)	217,620
2,900	LifePoint Hospitals, Inc.(a)(f)	127,136
18,000	Manor Care, Inc.	654,480
500	Medco Health Solutions, Inc.(a)(f)	24,785
6,700	Molina Healthcare, Inc.(a)	308,803
8,000	Pediatrix Medical Group, Inc.(a)	548,720
3,400	Sierra Health Services, Inc.(a)(f)	217,056
6,800	United Surgical Partners International, Inc.(a)	311,236
20,900	WellPoint, Inc.(a)	2,619,815

		8,368,727

Insurance 2.6%
15,600	Aetna, Inc.	1,169,220
59,900	Allstate Corp.	3,238,194
30,100	American Financial Group, Inc.	927,080
56,159	American International Group, Inc.	3,111,770
4,700	AmerUs Group Co.(f)	222,075
5,700	Assurant, Inc.	192,090
5,300	CIGNA Corp.	473,290
4,300	CNA Financial Corp.(a)	120,658
3,000	Everest Re Group Ltd. (Bermuda)	255,330
39,800	Genworth Financial, Inc., Class A(f)	1,095,296
15,900	Infinity Property & Casualty Corp.	497,034
16,800	LandAmerica Financial Group, Inc.	840,504
26,200	Loews Corp.	1,926,748
8,800	MetLife, Inc.	344,080
19,600	MGIC Investment Corp.	1,208,732
5,300	Nationwide Financial Services, Inc., Class A	190,270
8,700	Odyssey Re Holdings Corp.(f)	217,848
12,700	Radian Group, Inc.	606,298
9,900	SAFECO Corp.	482,229
6,300	The Chubb Corp.	499,401
48,200	UnumProvident Corp.(f)	820,364
200	W.R. Berkley Corp.	9,920

		18,448,431

See Notes to Financial Statements.

Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet & Catalog Retail 0.2%
61,200	Sabre Holdings Corp., Class A	$1,339,056

Internet Software & Services 0.2%
78,500	Internet Security Systems, Inc.(a)	1,436,550
6,400	Packeteer, Inc.(a)	98,496

		1,535,046

Leisure & Tourism 0.1%
31,700	Winnebago Industries, Inc.(f)	1,001,720

Machinery & Equipment 0.5%
9,200	Caterpillar, Inc.	841,248
33,400	Deere & Co.	2,242,142
12,200	Kennametal, Inc.	579,378
2,300	Regal-Beloit Corp.	66,217
1,200	The Middleby Corp.(a)	59,280

		3,788,265

Media & Entertainment 2.1%
16,300	Clear Channel Communications, Inc.	561,861
69,500	Disney (Walt) Co.	1,996,735
34,700	Gannett Co., Inc.	2,744,076
335,800	Liberty Media Corp., Series A(a)	3,482,246
296,900	Time Warner, Inc.(a)	5,210,595
2,200	Tribune Co.(f)	87,714
11,400	Viacom, Inc., Class B	397,062

		14,480,289

Medical Products & Services 2.9%
4,000	American Medical Systems Holdings, Inc.(a)(f)	68,720
25,200	AmSurg Corp.(a)	637,560
13,300	Applera Corp. - Applied Biosystems Group	262,542
3,100	Apria Healthcare Group, Inc.(a)	99,510
59,200	Becton, Dickinson & Co.(f)	3,458,464
7,700	Biolase Technology Inc(f)	65,450
6,200	Biosite, Inc.(a)(f)	322,586
13,500	C.R. Bard, Inc.	919,080
1,900	CONMED Corp.(a)	57,228
2,200	Dade Behring Holdings, Inc.(a)	129,646
4,400	Haemonetics Corp.(a)	185,504
7,170	Hospira, Inc.(a)	231,376

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

6,900	ICU Medical, Inc.(a)(f)	$244,950
11,100	IntraLase Corp.(a)	185,814
120,000	Johnson & Johnson Co.(f)	8,059,200
5,600	Merit Medical Systems, Inc.(a)	67,144
3,500	Palomar Medical Technologies, Inc.(a)	94,395
3,900	PDI, Inc.(a)	79,950
9,800	Quest Diagnostics, Inc.	1,030,274
2,800	SurModics, Inc.(a)(f)	89,348
5,700	Sybron Dental Specialties, Inc.(a)	204,630
9,300	Techne Corp.(a)	373,674
38,500	Thoratec Corp.(a)	470,470
55,800	Varian Medical Systems, Inc.(a)(f)	1,912,824
24,200	Ventana Medical Systems, Inc.(a)(f)	906,532
6,000	Waters Corp.(a)	214,740

		20,371,611

Metals 1.2%
19,300	Century Aluminum Co.(a)(f)	584,018
66,500	Nucor Corp.	3,827,740
3,000	Phelps Dodge Corp.	305,190
6,700	Quanex Corp.	357,244
21,900	Reliance Steel & Aluminum Co.	876,219
15,400	Steel Dynamics, Inc.	530,530
38,300	United States Steel Corp.(f)	1,947,555

		8,428,496

Networking 1.1%
1,900	Black Box Corp.	71,079
312,400	Cisco Systems, Inc.(a)	5,588,836
117,000	Polycom, Inc.(a)(f)	1,983,150

		7,643,065

Oil & Gas Equipment & Services 0.9%
11,600	Oneok, Inc.(f)	357,512
30,700	Schlumberger Ltd.	2,163,736
49,900	Sempra Energy	1,988,016
1,400	Tidewater, Inc.	54,404
21,000	Todco(a)	542,640
23,000	Transocean, Inc.(a)	1,183,580
8,700	Universal Compression Holdings, Inc.(a)	329,469

		6,619,357

See Notes to Financial Statements.

Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Oil & Gas Exploration & Production 5.3%
2,200	Amerada Hess Corp.	$211,662
28,100	Anadarko Petroleum Corp.	2,138,410
34,700	Apache Corp.	2,124,681
73,860	ChevronTexaco Corp.	4,306,777
61,300	ConocoPhillips	6,610,592
30,500	Devon Energy Corp.	1,456,375
74,500	Diamond Offshore Drilling, Inc.(f)	3,717,550
225,064	Exxon Mobil Corp.	13,413,814
2,600	Houston Exploration Co.(a)	148,070
4,900	Magnum Hunter Resources, Inc.(a)	78,939
56,600	NiSource, Inc.	1,289,914
14,400	Occidental Petroleum Corp.	1,024,848
20,100	Pogo Producing Co.	989,724
2,500	Swift Energy Co.(a)	71,100
1,000	W-H Energy Services, Inc.(a)	23,930

		37,606,386

Paper & Forest Products 0.7%
83,000	Georgia-Pacific Corp.	2,945,670
35,700	Louisiana-Pacific Corp.	897,498
11,900	Weyerhaeuser Co.(f)	815,150

		4,658,318

Pharmaceuticals 3.9%
32,100	Abbott Laboratories	1,496,502
17,200	Bone Care Intl Inc(a)	446,168
51,800	Bristol-Myers Squibb Co.	1,318,828
90,300	Caremark Rx, Inc.(a)	3,592,134
59,600	First Horizon Pharmaceutical Corp.(a)(f)	1,006,048
6,000	Forest Laboratories, Inc.(a)	221,700
72,700	Medicis Pharmaceutical Corp.	2,179,546
107,100	Merck & Co., Inc.	3,466,827
5,500	NBTY, Inc.(a)	137,995
350,853	Pfizer, Inc.	9,216,908
25,800	United Therapeutics Corp.(a)(f)	1,178,931
81,100	Wyeth	3,420,798

		27,682,385

Publishing 0.2%
13,700	Knight-Ridder, Inc.	921,325
400	The Washington Post Co., Class B	357,600

		1,278,925

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Real Estate Investment Trusts 0.7%
17,200	Affordable Residential Communities	$217,580
7,700	American Home Mortgage Investment Corp.	220,528
26,100	Anthracite Capital, Inc.	290,754
7,200	Boykin Lodging Co.(a)	68,616
2,200	Colonial Properties Trust(f)	84,502
1,700	Equity Inns, Inc.	18,751
25,700	Equity Office Properties Trust	774,341
3,100	FelCor Lodging Trust, Inc.(a)	38,533
78,100	General Growth Properties, Inc.	2,663,210
2,100	Lexington Corporate Properties Trust(f)	46,074
2,600	Luminent Mortgage Capital, Inc.	28,548
6,900	National Health Investors, Inc.	179,262
10,100	Simon Property Group, Inc.	611,858

		5,242,557

Restaurants 1.1%
27,700	Brinker International, Inc.(a)	1,003,294
32,250	CEC Entertainment, Inc.(a)	1,180,350
69,500	Darden Restaurants, Inc.	2,132,260
8,300	Jack in the Box, Inc.(a)	307,930
88,800	McDonald’s Corp.	2,765,232
3,500	Yum! Brands, Inc.	181,335

		7,570,401

Retail 3.1%
300	AutoZone, Inc.(a)(f)	25,710
5,300	Electronics Boutique Holdings Corp.(a)	227,741
31,800	Federated Department Stores, Inc.	2,023,752
2,400	Genesco, Inc.(a)	68,208
14,700	Hibbett Sporting Goods, Inc.(a)	441,588
100,500	Home Depot, Inc.	3,843,120
43,900	Hot Topic, Inc.(a)	959,215
61,300	J. C. Penney Co., Inc.	3,182,696
21,300	JAKKS Pacific, Inc.(a)	457,311
106,500	Marvel Enterprises, Inc.(a)	2,130,000
2,700	Michaels Stores, Inc.	98,010
30,900	Overstock.com, Inc.(a)(f)	1,328,391
2,700	PETCO Animal Supplies, Inc.(a)	99,387
34,100	Select Comfort Corp.(a)(f)	697,004
1,500	ShopKo Stores, Inc.(a)	33,330
8,700	Smart & Final, Inc.(a)	105,792
126,100	Wal-Mart Stores, Inc.(f)	6,318,871

		22,040,126

See Notes to Financial Statements.

Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Semiconductors 1.9%
387,100	Intel Corp.	$8,992,333
78,400	Linear Technology Corp.(f)	3,003,504
35,700	Sigmatel, Inc.(a)(f)	1,336,251

		13,332,088

Supermarkets
4,000	Albertson’s, Inc.(f)	82,600

Telecommunication Equipment 0.8%
58,300	Avaya, Inc.(a)	680,944
67,300	Crown Castle International Corp.(a)	1,080,838
13,400	Harris Corp.	437,510
197,200	Motorola, Inc.	2,952,084
5,000	QUALCOMM, Inc.	183,250

		5,334,626

Telecommunication Services 1.4%
31,900	Aspect Communications Corp.(a)	332,079
134,500	AT&T Corp.	2,521,875
59,300	BellSouth Corp.(f)	1,558,997
22,200	Premiere Global Services, Inc.(a)	251,304
25,912	SBC Communications, Inc.	613,855
83,100	Ubiquitel, Inc.(a)	556,770
107,352	Verizon Communications, Inc.	3,810,996

		9,645,876

Tobacco 0.4%
39,300	Altria Group, Inc.	2,569,827
3,000	Reynolds American, Inc.(f)	241,770

		2,811,597

Transportation/Trucking/Shipping 1.1%
1,400	CNF, Inc.	65,506
36,800	FedEx Corp.	3,457,360
24,800	J.B. Hunt Transport Services, Inc.(f)	1,085,496
17,550	Knight Transportation, Inc.	432,959
11,000	Norfolk Southern Corp.	407,550
7,600	Overseas Shipholding Group, Inc.	478,116
3,600	Pacer International, Inc.(a)	86,004
65,700	Swift Transportation Co., Inc.(a)(f)	1,454,598

		7,467,589

	Total common stocks (cost $431,197,547)	486,867,983

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

ASSET BACKED SECURITIES 0.8%
Baa2	$230	American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A, 3.28%, 3/15/12(g)	$231,509
Baa2	290	Ser. 2004-C, Class C, 3.31%, 2/15/12(g)	290,577
Baa2	397	Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	396,178
Aa2	360	Centex Home Equity Loan Trust, Ser. 2005-A, Class M2, 3.35%, 1/25/35(g)	360,299
Aa2	260	Equity One Abs, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	261,915
Aa2	197	Household Mortgage Loan Trust, Ser. 2003-HC2, Class M, 3.45%, 6/20/33(g)	197,151
Aa2	150	Ser. 2004-HC1, Class M, 3.35%, 2/20/34(g)	150,070
Aaa	2,400	MBNA Master Credit Card Trust II, Ser. 1999-J, Class A, 7.00%, 2/15/12	2,634,858
Aaa	320	Prestige Auto Receivables Trust, Ser. 2004-1, Class A2, 144A, 3.69%, 6/15/11	318,336
Aa1	280	Residential Asset Mortgage Products, Inc., Ser. 2004-RS11, Class MII1, 3.42%, 12/25/34(g)	281,265
Baa2	290	WFS Financial Owner Trust, Ser. 2004-4, Class D, 3.58%, 5/17/12	286,904

		Total asset backed securities (cost $5,453,143)	5,409,062

CORPORATE BONDS 7.5%

Aerospace/Defense 0.2%
A3	190	Boeing Capital Corp., Sr. Notes, 6.10%, 3/1/11(f)	202,193
Baa3	260	Goodrich Corp., Notes, 7.625%, 12/15/12	301,670
Baa2	110	Lockheed Martin Corp., Bonds, 8.50%, 12/1/29	149,047

See Notes to Financial Statements.

Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa2	$500	Northrop Grumman Corp., Notes, 7.125%, 2/15/11	$557,593
Baa3	29	Raytheon Co., Notes, 4.50%, 11/15/07	29,401
Baa3	140	5.50%, 11/15/12	144,597
Baa3	270	6.55%, 3/15/10	289,365

			1,673,866

Airlines
Baa3	51	Continental Airlines, Inc., Certs., 8.048%, 11/1/20	49,817
Baa1	200	Southwest Airlines Co., Notes, 6.50%, 3/1/12	213,077

			262,894

Automotive 0.3%
A3	215	Auburn Hills Trust, Debs., 12.375%, 5/1/20	321,984
Baa3	60	Equus Cayman Finance Ltd., Notes (Cayman Islands), 144A, 5.50%, 9/12/08	60,608
A3	105	Ford Motor Credit Co., Notes, 5.70%, 1/15/10	98,905
A3	130	7.00%, 10/1/13(f)	125,933
Baa1	125	General Motors Acceptance Corp., Bonds, 8.00%, 11/1/31	108,856
Baa1	760	Notes, 6.125%, 1/22/08	729,487
Baa1	400	6.75%, 12/1/14(f)	345,521
Baa3	90	Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A, 5.30%, 12/19/08	90,223
Baa1	95	Nissan Motor Acceptance Corp., Notes, 144A, 4.625%, 3/8/10	93,662

			1,975,179

Banking 0.5%
Aa2	420	Bank of America Corp., Sr. Notes, 5.375%, 6/15/14(f)	426,709
A1	400	Bank One Corp., Sub. Notes, 7.875%, 8/1/10	455,642

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aa2	$82	Citigroup, Inc., Sub. Notes, 5.00%, 9/15/14	$80,506
Aa2	400	5.625%, 8/27/12	414,410
Aa2	125	6.00%, 10/31/33	128,640
Aa2	250	6.625%, 6/15/32	278,759
Aa3	195	J.P. Morgan Chase & Co., Notes, 4.50%, 11/15/10	192,012
Aa3	270	Sr. Notes, 5.25%, 5/30/07	275,320
A3	240	Korea Development Bank (Korea), Notes, 4.75%, 7/20/09(f)	238,459
A2	160	Mizuho Finance Group (Cayman Islands), Bank Gtd. M.T.N., 144A, 5.79%, 4/15/14	162,128
A1	140	Santander Central Hispano Issuances (Cayman Islands), 7.625%, 9/14/10	158,362
A3	170	The Export-Import Bank of Korea, Notes, 144A, 4.125%, 2/10/09	165,561
Aa3	450	Wachovia Bank NA, Sub. Notes, 7.80%, 8/18/10	515,470
A3	100	Washington Mutual Bank, Sub. Notes, 5.125%, 1/15/15	97,392
Aa1	85	Wells Fargo & Co., Notes, 5.375%, 2/7/35	81,086
Aa2	300	Sub. Notes, 5.125%, 9/15/16	296,698

			3,967,154

Brokerage 0.4%
A1	335	Lehman Brothers Holdings, Inc., Notes, 6.625%, 1/18/12	366,047
Aa3	240	Merrill Lynch & Co., Inc., M.T.N., 4.25%, 2/8/10	233,619
Aa3	375	5.00%, 1/15/15	363,413
Aa3	40	Morgan Stanley, Notes, 4.00%, 1/15/10	38,508
Aa3	1,200	6.10%, 4/15/06	1,224,266
A1	140	Sub. Notes, 4.75%, 4/1/14	133,297

See Notes to Financial Statements.

Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

A1	$200	The Goldman Sachs Group, Inc., Gtd. Notes, 6.345%, 2/15/34	$204,978
Aa3	215	Notes, 5.125%, 1/15/15	209,907

			2,774,035

Building Materials & Construction 0.1%
Baa3	160	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	178,131
Ba1	250	D.R. Horton, Inc., Sr. Notes, 5.625%, 9/15/14(f)	237,330
Baa1	225	Hanson Overseas BV, Sr. Notes (United Kingdom), 6.75%, 9/15/05	228,158
Baa1	170	Hanson PLC, 7.875%, 9/27/10(f)	193,043
Baa3	90	The Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	91,078

			927,740

Cable 0.2%
Baa3	80	Comcast Corp., Notes, 7.05%, 3/15/33(f)	89,479
Baa3	1,000	Continental Cablevision, Inc., Sr. Notes, 8.30%, 5/15/06	1,039,079
Baa3	240	Cox Communications, Inc., Notes, 144A, 4.625%, 1/15/10	233,210
Baa3	130	5.45%, 12/15/14(f)	126,556

			1,488,324

Capital Goods 0.3%
A2	400	Caterpillar, Inc., Sr. Debs., 7.25%, 9/15/09	440,301
Baa1	65	Cooper Cameron Corp., Sr. Notes, 2.65%, 4/15/07	62,648
Baa2	330	FedEx Corp., Notes, 2.65%, 4/1/07	319,785
A2	215	Honeywell International, Inc., Notes, 6.125%, 11/1/11	229,551
A3	165	Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.45%, 11/24/10	167,174

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa3	$250	Tyco International Group SA (Luxembourg), Gtd. Notes, 6.00%, 11/15/13	$262,486
A2	90	United Technologies Corp., Debs., 8.875%, 11/15/19	119,408
A2	165	Notes, 6.35%, 3/1/11	178,022
Baa3	110	Waste Management, Inc., Sr. Notes, 7.75%, 5/15/32	134,756

			1,914,131

Chemicals 0.3%
Baa2	140	Eastman Chemical Co., Notes, 3.25%, 6/15/08	134,140
Baa2	85	7.00%, 4/15/12(f)	95,251
B2	350	Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	378,000
Ba3	350	IMC Global, Inc., Gtd. Notes, 11.25%, 6/1/11	390,250
B1	450	Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	481,500
A3	60	The Dow Chemical Co., Debs., 5.97%, 1/15/09	62,785
A3	140	Notes, 6.00%, 10/1/12	149,233
A3	135	6.125%, 2/1/11	144,485
Baa3	170	The Lubrizol Corp., Sr. Notes, 4.625%, 10/1/09	167,464

			2,003,108

Consumer 0.1%
Baa1	260	Cendant Corp., Notes, 6.875%, 8/15/06	269,098
Baa1	185	Sr. Notes, 6.25%, 1/15/08	192,557

			461,655

Electric 0.5%
A1	110	Boston Edison Co., Debs., 4.875%, 4/15/14	108,805
Baa2	160	CenterPoint Energy Houston Electric LLC, Notes, 5.70%, 3/15/13	165,715
Baa2	120	6.95%, 3/15/33	140,537

See Notes to Financial Statements.

Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa3	$65	Consumers Energy Co., First Mtge. Bonds, 5.375%, 4/15/13	$65,458
Baa1	190	Dominion Resources, Inc., Sr. Notes, 5.125%, 12/15/09	192,586
Baa3	140	Duke Capital LLC, Sr. Notes, 4.331%, 11/16/06	140,094
Baa3	45	6.25%, 2/15/13	47,486
Baa3	45	8.00%, 10/1/19	53,386
Baa2	125	Energy East Corp., Notes, 6.75%, 9/15/33	138,335
Baa3	155	FirstEnergy Corp., Notes, 7.375%, 11/15/31	175,569
Aa3	120	Florida Power & Light Co., First Mtge. Bonds, 5.95%, 10/1/33	128,338
Baa2	90	Indiana Michigan Power Co., Sr. Notes, 5.05%, 11/15/14	88,079
A2	35	National Rural Utilities Cooperative Finance Corp., M.T.N., 7.25%, 3/1/12	39,558
Baa3	150	NiSource Finance Corp., Gtd. Notes, 7.625%, 11/15/05	153,446
Baa2	120	Oncor Electric Delivery Co., Debs., 7.00%, 9/1/22	135,839
Baa1	45	Sr. Notes, 7.25%, 1/15/33	53,481
Baa1	380	Pacific Gas & Electric Co., First Mtge. Bonds, 6.05%, 3/1/34	390,190
Baa2	110	Pepco Holdings, Inc., Notes, 5.50%, 8/15/07	112,548
Baa1	400	PPL Electric Utilities Corp., Sr. Bonds, 6.25%, 8/15/09	425,362
Baa2	280	Progress Energy, Inc., Sr. Notes, 6.75%, 3/1/06	286,961
A3	100	Southern California Edison Co., 1st. Mtge., 4.65%, 4/1/15	95,786
A3	90	8.00%, 2/15/07	95,833
Baa1	120	Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	115,808
Baa1	35	7.00%, 12/1/10	38,547

			3,387,747

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Energy - Integrated 0.1%
A3	$135		Conoco, Inc., Sr. Notes, 6.95%, 4/15/29	$160,923
A3	500		ConocoPhillips, Notes, 8.75%, 5/25/10	591,689
Baa1	155		Marathon Oil Corp., Notes, 6.125%, 3/15/12	165,461
Baa1	44		Petrobas International Finance Co., Sr. Notes, 9.75%, 7/6/11	50,270

				968,343

Energy - Other 0.6%
Baa2	700		BJ Services Co., Ser. B, Notes, 7.00%, 2/1/06	714,160
Ba3	428	(i)	Chesapeake Energy Corp., Gtd. Notes, 8.125%, 4/1/11	454
Baa2	480		Devon Energy Corp., Sr. Notes, 2.75%, 8/1/06	469,464
Baa2	40		Devon Financing Corp., Notes, 6.875%, 9/30/11	44,041
Baa2	30		Halliburton Co., Notes, 5.50%, 10/15/10	30,865
Baa3	260		Kerr-McGee Corp., Gtd. Notes, 5.875%, 9/15/06	264,251
Baa2	145		Nexen, Inc., Notes, 5.875%, 3/10/35	138,690
Baa1	340		Occidental Petroleum Corp., Sr. Notes, 6.75%, 1/15/12	376,136
Baa3	500		Parker & Parsley Petroleum Co., Sr. Notes, 8.875%, 4/15/05	501,044
Baa1	350		Pemex Project Funding Master Trust, Gtd. Notes, 7.875%, 2/1/09	378,350
Baa1	275		8.50%, 2/15/08	298,925
Baa1	450		Gtd. Notes, 144A, 9.50%, 9/15/27(f)	551,250
Baa2	80		Precision Drilling Corp. (Canada), Notes, 5.625%, 6/1/14	81,884
Baa2	130		Union Oil Co. of California, Gtd. Notes, 7.35%, 6/15/09	143,345

See Notes to Financial Statements.

Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa3	$30	Valero Energy Corp., Notes, 7.50%, 4/15/32	$36,166
Baa1	280	Woodside Financial Ltd. (Australia), Gtd. Notes, 144A, 5.00%, 11/15/13	277,740

			4,306,765

Foods 0.4%
A1	160	Anheuser-Busch Cos., Inc., Sr. Notes, 6.00%, 4/15/11	170,433
A2	60	Archer-Daniels-Midland Co., Debs., 8.125%, 6/1/12	71,839
Baa2	160	Cadbury Schweppes US Finance, Notes, 144A, 3.875%, 10/1/08	156,544
A2	375	Cargill, Inc., Notes, 144A, 3.625%, 3/4/09	362,989
Baa1	130	ConAgra Foods, Inc., Notes, 7.875%, 9/15/10	148,600
Baa1	375	Kellogg Co., Notes, 6.60%, 4/1/11	408,752
A3	510	Kraft Foods, Inc., Notes, 4.625%, 11/1/06	513,341
A3	50	5.25%, 6/1/07	50,903
A3	185	5.625%, 11/1/11	191,957
Baa1	115	PepsiAmericas, Inc., Notes, 4.875%, 1/15/15	112,569
Baa3	75	Tyson Foods, Inc., Notes, 7.25%, 10/1/06	78,255
Baa3	20	8.25%, 10/1/11	23,198
Baa3	80	M.T.N., 6.625%, 10/17/05	81,044
Baa3	70	Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	83,872

			2,454,296

Gaming
Baa3	150	Harrah’s Operating Co., Inc., Gtd. Notes, 5.50%, 7/1/10	152,594
Baa3	55	Sr. Notes, 7.125%, 6/1/07	57,791

			210,385

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Health Care & Pharmaceutical 0.3%
A1	$110	Bristol-Myers Squibb Co., Notes, 5.75%, 10/1/11	$114,893
Aa2	50	Glaxosmithkline Capital, Inc., Gtd. Notes, 4.375%, 4/15/14	47,646
Baa3	150	Hospira, Inc., Notes, 5.90%, 6/15/14	156,138
Aa3	30	Merck & Co., Inc., Debs., 5.95%, 12/1/28	31,005
Aaa	435	Pharmacia Corp., 6.75%, 12/15/27	504,958
Baa1	315	Schering-Plough Corp., Sr. Notes, 5.55%, 12/1/13(g)	321,790
Baa1	155	WellPoint, Inc., Bonds, 144A, 5.95%, 12/15/34	155,629
Baa1	310	Notes, 3.50%, 9/1/07	304,395
Baa1	170	Notes, 144A, 5.00%, 12/15/14	166,788
Baa1	95	Wyeth, Notes, 6.45%, 2/1/24	102,576

			1,905,818

Insurance 0.2%
A1	200	Allstate Corp., Sr. Notes, 7.20%, 12/1/09	221,013
AA+(d)	140	American International Group, Inc., Notes, 4.25%, 5/15/13	131,504
Baa2	130	Aon Corp., Notes, 8.65%, 5/15/05	130,784
A3	35	Axa (France), Sub. Notes, 8.60%, 12/15/30	45,909
A3	120	Everest Reinsurance Holdings, Notes, 5.40%, 10/15/14	118,222
Baa3	145	Liberty Mutual Group, Bonds, 144A, 7.00%, 3/15/34	149,201
Baa2	40	Marsh & McLennan Cos., Inc., Notes, 5.375%, 7/15/14(f)	38,374
A2	70	MetLife, Inc., Sr. Notes, 6.125%, 12/1/11	74,592
A2	25	6.375%, 6/15/34	26,912

See Notes to Financial Statements.

Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

A3	$105	The Hartford Financial Services Group, Inc., Sr. Notes, 4.75%, 3/1/14(f)	$100,757
Baa2	90	W.R. Berkley Corp., Sr. Notes, 6.15%, 8/15/19	88,865
A2	15	XL Capital Ltd., Sr. Notes, 5.25%, 9/15/14	14,802

			1,140,935

Lodging 0.1%
A3	440	Carnival Corp. (Panama), Gtd. Notes, 3.75%, 11/15/07	432,417
A3	50	Carnival PLC (United Kingdom), Notes, 7.30%, 6/1/07	52,818
Ba3	225	Host Marriott L.P., Sr. Notes, 7.00%, 8/15/12(f)	222,750
Ba3	350	La Quinta Inns, Inc., Sr. Notes, 7.40%, 9/15/05	353,500

			1,061,485

Media & Entertainment 0.2%
Baa3	115	AMFM, Inc., Notes, 8.00%, 11/1/08	123,948
Baa2	130	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 7.30%, 10/15/06	135,797
Baa3	50	Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	54,736
Baa1	50	Disney (Walt) Co., Notes, 5.375%, 6/1/07	50,859
Baa1	205	Sr. Notes, 6.75%, 3/30/06	210,446
Baa1	160	Historic TW, Inc., Debs., 7.25%, 10/15/17	181,433
Baa3	125	News America, Inc., 7.625%, 11/30/28	143,967
Baa3	430	Notes, 144A, 5.30%, 12/15/14	421,229
Baa1	135	Time Warner, Inc., Gtd. Notes, 7.70%, 5/1/32	160,271

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

A3	$75	Viacom, Inc., Sr. Debs., 7.875%, 7/30/30	$89,087

			1,571,773

Metals
Baa1	20	Alcan, Inc. (Canada), Notes, 5.20%, 1/15/14	20,139
Baa1	35	6.125%, 12/15/33	37,137

			57,276

Non Captive Finance 0.3%
Baa2	295	Capital One Bank, Sr. Notes, 6.875%, 2/1/06	302,019
Baa3	5	Sub. Notes, 6.50%, 6/13/13	5,369
Baa3	60	Capital One Financial Corp., Sr. Notes, 5.25%, 2/21/17	57,203
A2	80	CIT Group, Inc., Sr. Notes, 4.25%, 2/1/10	77,627
A2	195	5.50%, 11/30/07	199,682
Aaa	330	General Electric Capital Corp., Notes, M.T.N., 6.125%, 2/22/11	352,527
Aaa	500	6.75%, 3/15/32	577,161
A1	130	Household Finance Corp., Notes, 4.75%, 5/15/09	130,171
A1	15	6.375%, 11/27/12	16,218
A1	280	7.00%, 5/15/12	312,124
A1	85	HSBC Finance Corp., Notes, 6.75%, 5/15/11	93,052
A1	120	International Lease Finance Corp., Notes, 3.50%, 4/1/09(f)	114,854

			2,238,007

Packaging 0.1%
Baa2	1,000	Pactiv Corp., Notes, 7.20%, 12/15/05	1,021,128

Paper 0.2%
Ba3	575	Georgia-Pacific Corp., Debs., 8.625%, 4/30/25	599,437

See Notes to Financial Statements.

Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa2	$95	International Paper Co., Notes, 5.25%, 4/1/16	$93,367
Baa2	180	5.50%, 1/15/14	183,117
Baa2	155	MeadWestvaco Corp., Gtd. Notes, 6.80%, 11/15/32	170,051
Baa2	200	Notes, 2.75%, 12/1/05	198,810

			1,244,782

Pipelines & Other 0.2%
Baa3	255	Atmos Energy Corp., Notes, 4.00%, 10/15/09	245,518
Baa2	200	Duke Energy Field Services LLC, Notes, 7.50%, 8/16/05	202,872
Baa2	200	7.875%, 8/16/10	227,105
A3	100	Enbridge, Inc., Notes, 4.90%, 3/1/15	97,877
Baa3	150	Enterprise Products Operating L.P., Gtd. Notes, Sr. B, 6.375%, 2/1/13	157,238
Baa3	190	Notes, 144A, 5.00%, 3/1/15(f)	178,113
Baa3	150	Sr. Notes, 4.00%, 10/15/07	146,854
Ba1	120	Magellan Midstream Partners, L.P., Unsub. Notes, 5.65%, 10/15/16(f)	119,495
Baa1	120	Sempra Energy, Sr. Notes, 4.621%, 5/17/07	120,476

			1,495,548

Railroads 0.1%
Baa1	100	Norfolk Southern Corp., Notes, 7.80%, 5/15/27	125,006
Baa2	275	Union Pacific Corp., Notes, 6.625%, 2/1/08	290,657

			415,663

Real Estate Investment Trusts 0.3%
Baa2	350	EOP Operating L.P., Sr. Notes, 6.75%, 2/15/08	369,648

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$830		ERP Operating L.P., Notes, 6.63%, 4/13/15	$831,184
Baa2	380		Simon Property Group, L.P., Gtd. Notes, 6.875%, 11/15/06	394,315
Baa2	250		Notes, 7.375%, 1/20/06	256,286
Aa2	60		Wal-Mart Stores, Inc., Sr. Notes, 6.875%, 8/10/09	65,364

				1,916,797

Retail 0.1%
Baa2	45		May Department Stores Co., Gtd. Notes, 8.50%, 6/1/19	54,910
Baa2	145		Notes, 6.70%, 7/15/34(f)	149,336
A2	220		Target Corp., Notes, 5.95%, 5/15/06	224,549
A2	140		7.50%, 8/15/10	158,562

				587,357

Structured Products
B1	150	(j)	Targeted Return Index Securities Trust, Sec’d. Notes, 144A (cost $159,753; purchased 3/31/05), 7.967%, 8/1/15(g)	159,753

Supermarkets 0.1%
Baa2	55		Albertson’s, Inc., Debs., 8.00%, 5/1/31	64,748
Baa2	280		Safeway, Inc., Notes, 2.50%, 11/1/05	277,731
Baa2	70		4.95%, 8/16/10	68,977
Baa2	35		The Kroger Co., Gtd. Notes, 6.80%, 4/1/11	37,943
Baa2	250		7.80%, 8/15/07	267,643

				717,042

See Notes to Financial Statements.

Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Technology 0.3%
Ba1	$115	Computer Associates International, Inc., Sr. Notes, 6.375%, 4/15/05	$115,142
Ba1	225	Sr. Notes, 144A, 4.75%, 12/1/09	220,570
Baa1	165	Equifax, Inc., Notes, 4.95%, 11/1/07	167,410
A1	160	First Data Corp., Notes, 4.85%, 10/1/14	156,252
A3	50	Hewlett-Packard Co., Notes, 7.15%, 6/15/05	50,383
A1	185	International Business Machines Corp., Debs., 5.875%, 11/29/32(f)	192,897
Baa3	150	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	154,885
Baa3	190	Motorola, Inc., Notes, 4.608%, 11/16/07	190,496
Baa3	145	7.625%, 11/15/10	162,930
Ba2	245	Seagate Technology International, Gtd. Notes, 8.00%, 5/15/09(f)	260,313
Baa2	70	SunGard Data Systems, Inc., Bonds, 4.875%, 1/15/14	56,421
Baa2	140	Notes, 3.75%, 1/15/09	122,889

			1,850,588

Telecommunications 1.0%
Baa2	120	AT&T Wireless Services, Inc., Notes, 8.125%, 5/1/12	140,187
Baa2	335	Sr. Notes, 7.35%, 3/1/06	345,401
Baa2	110	8.75%, 3/1/31	145,124
A2	135	BellSouth Corp., Bonds, 6.55%, 6/15/34	144,455
A2	300	Notes, 4.20%, 9/15/09(f)	293,146
A2	225	5.20%, 12/15/16(f)	219,670

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa1	$45	British Telecom PLC (United Kingdom), 8.875%, 12/15/30(g)	$59,962
Baa1	220	Notes, 7.00%, 5/23/07	231,220
Baa2	25	CenturyTel, Inc., Sr. Notes, 7.875%, 8/15/12	28,204
Ba3	220	Citizens Communications Co., Debs., 7.60%, 6/1/06	226,600
Baa1	80	Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.75%, 6/15/30(g)	104,628
Baa1	35	9.25%, 6/1/32	50,482
Baa1	75	France Telecom SA, Notes (France), 8.75%, 3/1/31(g)	98,711
Baa1	355	Koninklijke (Royal) NV (Netherlands), Notes, 8.00%, 10/1/10	405,461
Ba3	240	Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14(f)	238,800
A2	70	SBC Communications, Inc., Bonds, 6.45%, 6/15/34	72,863
A2	220	Notes, 4.125%, 9/15/09	213,977
A2	115	5.625%, 6/15/16	115,454
A2	105	6.15%, 9/15/34	105,194
Baa3	90	Sprint Capital Corp., Gtd. Notes, 8.75%, 3/15/32	116,763
Baa3	440	Notes, 6.90%, 5/1/19	476,549
Baa2	145	Telecom Italia Capital (Luxembourg), Gtd. Notes, 5.25%, 11/15/13	143,254
Baa2	440	Gtd. Notes, 144A, 4.95%, 9/30/14	421,478
Baa2	430	6.00%, 9/30/34(f)	416,383
Baa1	420	Telecomunicaciones de Puerto Rico, Inc. (Luxembourg), 6.80%, 5/15/09	442,557
Baa1	800	Sr. Notes, 6.65%, 5/15/06	819,236
A3	230	Telefonica Europe BV (Netherland), Gtd. Notes, 7.75%, 9/15/10	260,913

See Notes to Financial Statements.

Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa3	$250	Telus Corp., Notes (Canada), 8.00%, 6/1/11	$289,509
A2	85	Verizon Global Funding Corp., Notes, 7.75%, 12/1/30	102,731
A2	15	Vodafone Group PLC, Notes (United Kingdom), 5.375%, 1/30/15	15,180
A2	200	7.75%, 2/15/10	225,885

			6,969,977
Tobacco
Baa2	80	Altria Group, Inc., Notes, 7.00%, 7/15/05	80,722
Baa2	120	7.65%, 7/1/08(f)	130,144

			210,866

		Total corporate bonds (cost $52,967,412)	53,340,417

COMMERCIAL MORTGAGE BACKED SECURITIES 1.7%
AAA(d)	400	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3, 4.873%, 3/11/41	399,762
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	539,904
Aaa	97	Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1, 7.285%, 11/17/32	101,627
Aaa	2,821	Commercial Mortgage Pass-Through Certificate, Ser. 2004-LB2A, Class X2, 144A, 1.24%, 3/10/39	114,326
Aaa	300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	290,013
AAA(d)	600	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B, 7.62%, 6/10/33	670,826
Aaa	1,115	GE Capital Commerical Mortgage Corp., Ser. 2004-C1, Class A3, 4.596%, 11/10/38	1,080,578
Aaa	5,166	Ser. 2004-C2, Class X2, 0.674%, 3/10/40(g)	141,838

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aaa	$1,300	Greenwich Capital Commerical Funding Corp., Ser. 2003-C1, Class A4, 4.111%, 7/5/35	$1,226,052
Aaa	1,360	Ser. 2003-C2, Class A3, 4.533%, 1/5/36	1,340,170
Aaa	1,250	JP Morgan Chase Commercial Mortgage Sec Corp., Ser. 2004-C2, Class A3, 5.215%, 5/15/41(g)	1,268,071
Aaa	1,675	KeyCorp, Ser. 2000-C1, Class A2, 7.727%, 5/17/32	1,873,465
AAA(d)	800	LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5, 4.826%, 8/15/29(g)	792,946
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3, 4.615%, 8/12/39	391,292
Aaa	650	Ser. 2004-MKB1, Class A3, 4.892%, 2/12/42	646,724
AAA(d)	1,100	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2, 4.867%, 2/15/35(g)	1,092,250

		Total commercial mortgage backed securities (cost $12,039,070)	11,969,844

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
Aaa	298	Banc of America Mortgage Securities, Inc., Ser. 2004-A, Class 2A1, 4.494%, 2/25/35(g)	294,932
Aaa	300	Ser. 2004-B, Class 2A1, 4.428%, 3/25/35(g)	296,619
Aaa	546	Countrywide Alternative Loan Trust, Ser. 2004-18C, Class 3A1, 5.25%, 9/25/19	540,813
	454	Federal National Mortgage Assoc., PAC-1, Ser. 1993-55, Class K, 6.50%, 5/25/08	465,637
Aaa	653	Master Alternative Loan Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	656,118

See Notes to Financial Statements.

Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aaa	$603	Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3, 4.17%, 2/25/34(g)	$602,437
Aaa	217	Washington Mutual Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A5, 5.00%, 3/25/20	218,157

		Total collateralized mortgage obligations (cost $3,096,787)	3,074,713

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES 8.1%
	815	Federal Home Loan Mortgage Corp., 6.00%, 1/1/34	834,904
	1,500	6.00%, TBA(c)	1,534,688
	1,431	4.50%, 11/1/18 - 7/1/19	1,402,385
	3,915	5.00%, 7/1/18 - 5/1/34	3,889,740
	2,346	5.50%, 5/1/34 - 7/1/34	2,353,469
	1,356	7.00%, 10/1/31 - 11/1/33	1,428,781
	463	Federal National Mortgage Assoc., 4.00%, 5/1/19	443,606
	4,538	4.50%, 2/1/19 - 3/1/34	4,406,930
	5,000	5.00%, TBA(c)	4,909,062
	7,733	5.00%, 10/1/18 - 9/1/34	7,601,476
	2,000	5.50%, TBA(c)	2,002,500
	9,068	5.50%, 12/1/16 - 2/1/34	9,099,719
	1,500	6.00%, TBA(c)	1,548,750
	7,468	6.00%, 9/1/17 - 2/1/35	7,643,579
	1,500	6.50%, TBA(c)	1,556,250
	2,118	6.50%, 5/1/13 - 1/1/34	2,204,363
	268	7.50%, 12/1/07	272,388
	46	8.00%, 12/1/23	49,578
	34	8.50%, 2/1/28	37,465
	1,393	Government National Mortgage Assoc., 5.50%, 12/15/33 - 9/15/34	1,406,932
	1,574	6.50%, 9/15/23 - 8/15/32	1,651,577
	227	7.00%, 6/15/24	241,771
	39	7.50%, 4/15/29 - 5/15/31	41,361
	276	8.00%, 8/15/22 - 6/15/25	298,337

		Total U.S. government mortgage backed securities (cost $57,011,656)	56,859,611

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

FOREIGN GOVERNMENT OBLIGATIONS 0.2%
A1	$95	Hydro Quebec (Canada), 7.50%, 4/1/16	$113,592
A1	390	Province of Quebec (Canada), Debs., 5.75%, 2/15/09	407,275
AA- (d)	160	Republic of Italy (Italy), Notes, 5.375%, 6/15/33	160,658
Aa2	75	6.00%, 2/22/11	80,368
A3	55	Republic of Malaysia, (Malaysia), Bonds, 7.50%, 7/15/11	62,274
Baa1	100	Republic of South Africa (South Africa), Notes, 6.50%, 6/2/14	105,000
Baa1	320	United Mexican States (Mexico), Notes, 7.50%, 1/14/12	353,280

		Total foreign government obligations (cost $1,224,836)	1,282,447

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.7%
	280	Federal Farm Credit Banks, Bonds, 3.00%, 12/17/07	272,394
	775	Federal Home Loan Banks, 4.50%, 5/13/11	769,509
	2,790	Federal Home Loan Mortgage Corp., 5.75%, 1/15/12	2,961,476
	905	Federal National Mortgage Assoc., 3.25%, 8/15/08	875,363
	1,305	5.25%, 8/1/12	1,322,583
	1,500	5.50%, 7/18/12	1,509,372
	2,945	Notes, 7.125%, 6/15/10	3,289,712
	875	Notes, M.T.N., 5.00%, 4/15/15	881,782

		Total U.S. government agency obligations (cost $12,009,104)	11,882,191

U.S. GOVERNMENT SECURITIES 3.1%
	2,885	United States Treasury Bonds, 5.375%, 2/15/31(f)	3,144,312
	918	6.00%, 2/15/26	1,050,142
	1,365	8.125%, 8/15/19	1,836,405
	1,875	8.875%, 2/15/19	2,653,710
	779	9.00%, 11/15/18	1,109,649
	555	9.125%, 5/15/18(f)	792,935

See Notes to Financial Statements.

Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

	$6,110	United States Treasury Notes, 3.125%, 1/31/07(f)	$6,040,786
	730	3.375%, 2/28/07(f)	724,667
	470	3.375%, 2/15/08(f)	462,950
	1,630	4.00%, 3/15/10(f)	1,617,267
	1,730	4.00%, 2/15/15(f)	1,662,151
	140	5.75%, 8/15/10(f)	150,237
	1,355	United States Treasury Strips, Zero Coupon, 5/15/25	496,708

		Total U.S. government securities (cost $21,610,392)	21,741,919

MUNICIPAL BOND 0.1%
Aa3	975	Illinois St., Taxable Pension, G.O., 5.10%, 6/1/33 (cost $915,859)	936,468

		Total Long-Term Investments (cost $597,525,806)	653,364,655

SHORT-TERM INVESTMENTS 23.9%

U.S. GOVERNMENT SECURITIES 0.2%
	1,500	United States Treasury Bills, 2.75%, 6/16/05(b)(k) (cost $1,491,355)	1,491,306

	Shares

MONEY MARKET MUTUAL FUND 23.7%
	167,390,695	Dryden Core Investment Fund - Taxable Money Market Series (e), (cost $167,390,695; Note 3)	167,390,695

		Total Short-Term Investments (cost $168,882,050)	168,882,001

		Total Investments 116.5% (cost $766,407,856; Note 5)	822,246,656
		Liabilities in excess of other assets(l) (16.5)%	(116,601,086)

		Net Assets 100.0%	$705,645,570

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

G.O.—General Obligation.

See Notes to Financial Statements.

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M.T.N.—Medium Term Notes.

NR—Not Rated by Moody’s or Standard & Poor’s.

PAC—Planned Amortization Class.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Partial principal amount of $11,500,000 represents a to-be-announced (“TBA”) mortgage dollar roll, see Notes 1 and 4.
(d)	Standard & Poor’s Rating.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.
(f)	All or a portion of security is on loan. The aggregate market value of such securities is $100,943,579; cash collateral of $104,364,154 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments, see Note 4.
(g)	Variable rate instrument.
(h)	Fair valued security, see Note 1.
(i)	Principal amount is actual and is not rounded to (000).
(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $159,753. The aggregate value, $159,753 represents .02% of net assets.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts. Open future contracts outstanding as of March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
2	Long Positions: Eurodollar Futures	Sep 07	$476,131	$476,150	$19
5	Eurodollar Futures	Sep 06	1,192,702	1,192,750	48
2	Eurodollar Futures	Jun 07	476,327	476,375	48
53	U.S. Treasury 5yr Note	Jun 05	5,684,008	5,675,969	(8,039)
91	U.S. Treasury 5yr Note	Jun 05	9,783,703	9,745,531	(38,172)

					(46,096)

26	Short Positions: U.S. Treasury 10yr Note	Jun 05	2,893,333	2,840,906	52,427
15	U.S. Treasury Bond	Jun 05	1,649,262	1,670,625	(21,363)
22	U.S. Treasury 2yr Note	Jun 05	4,562,445	4,551,594	10,851

					41,915

					$(4,181)

See Notes to Financial Statements.

Dryden Active Allocation Fund	39

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Money Market Mutual Fund	23.7%
U.S. Government Mortgage Backed Securities	8.1
Financial Services	7.9
Oil & Gas Exploration & Production	5.3
Pharmaceuticals	3.9
Computer Software & Services	3.7
U.S. Government Securities	3.3
Banking	3.3
Retail	3.2
Medical Products & Services	2.9
Computer Systems/Peripherals	2.8
Insurance	2.8
Apparel	2.3
Media & Entertainment	2.3
Aerospace/Defense	2.1
Semiconductors	1.9
Commercial Mortgage Backed Securities	1.7
U.S. Government Agency Obligations	1.7
Diversified Operations	1.7
Diversified Manufacturing	1.6
Beverages	1.4
Telecommunication Services	1.4
Electrical Utilities	1.3
Foods	1.2
Chemicals	1.2
Health Care Services	1.2
Metals	1.2
Networking	1.1
Restaurants	1.1
Transportation/Trucking/Shipping	1.1
Diversified Consumer Products	1.0
Real Estate Investment Trusts	1.0
Telecommunications	1.0
Cosmetics/Toiletries	0.9
Oil & Gas Equipment & Services	0.9
Asset Backed Securities	0.8
Biotechnology	0.8
Telecommunication Equipment	0.8
Automobiles & Trucks	0.7
Paper & Forest Products	0.7
Electronic Components	0.6
Energy - Other	0.6
Education	0.6
Electric	0.5
Machinery & Equipment	0.5
Collateralized Mortgage Obligations	0.4
Brokerage	0.4

See Notes to Financial Statements.

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Tobacco	0.4%
Automotive	0.3
Building & Construction	0.3
Business Services	0.3
Capital Goods	0.3
Distribution/Wholesale	0.3
Health Care & Pharmaceutical	0.3
Non Captive Finance	0.3
Technology	0.3
Airlines	0.2
Cable	0.2
Commercial Services	0.2
Containers	0.2
Internet & Catalog Retail	0.2
Internet Software & Services	0.2
Foreign Government Obligations	0.2
Paper	0.2
Pipelines & Other	0.2
Publishing	0.2
Municipal Bond	0.1
Supermarkets	0.1
Auto Parts & Equipment	0.1
Building Materials & Construction	0.1
Consumer	0.1
Data Processing/Management	0.1
Energy - Integrated	0.1
Leisure & Tourism	0.1
Lodging	0.1
Packaging	0.1
Railroads	0.1

116.5
Liabilities in excess of other assets	(16.5)

100.0%

See Notes to Financial Statements.

Dryden Active Allocation Fund	41

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments at value, including securities on loan of $100,943,579 (cost $766,407,856)	$822,246,656
Cash	193,859
Dividends and interest receivable	2,186,824
Receivable for investments sold	1,121,787
Receivable for Series shares sold	248,148
Due from broker-variation margin	26,546
Prepaid expenses	24,878

Total assets	826,048,698

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	104,364,154
Payable for investments purchased	12,960,041
Payable for Series shares reacquired	2,145,550
Management fee payable	395,427
Accrued expenses and other liabilities	354,225
Distribution fee payable	181,180
Deferred directors’ fees	2,551

Total liabilities	120,403,128

Net Assets	$705,645,570

Net assets were comprised of:
Common stock, at par	$52,265
Paid-in capital in excess of par	641,293,674

641,345,939
Undistributed net investment income	2,522,141
Accumulated net realized gain on investments	5,942,871
Net unrealized appreciation on investments and financial futures contracts	55,834,619

Net assets, March 31, 2005	$705,645,570

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($424,934,205 ÷ 31,505,998 shares of common stock issued and outstanding)	$13.49
Maximum sales charge (5.50% of offering price)	.79

Maximum offering price to public	$14.28

Class B
Net asset value, offering price and redemption price per share ($88,362,545 ÷ 6,553,736 shares of common stock issued and outstanding)	$13.48

Class C
Net asset value, offering price and redemption price per share ($13,735,822 ÷ 1,018,701 shares of common stock issued and outstanding)	$13.48

Class R
Net asset value, offering price and redemption price per share ($2,495 ÷ 185 shares of common stock issued and outstanding)	$13.50

Class Z
Net asset value, offering price and redemption price per share ($178,610,503 ÷ 13,186,716 shares of common stock issued and outstanding)	$13.54

See Notes to Financial Statements.

Dryden Active Allocation Fund	43

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $1,964)	$5,845,418
Interest	3,801,673
Income from securities loaned, net	103,223

Total net income	9,750,314

Expenses
Management fee	2,333,246
Distribution fee—Class A	539,956
Distribution fee—Class B	471,998
Distribution fee—Class C	72,814
Distribution fee—Class R	3
Transfer agent fee’s and expenses	448,000
Custodian’s fees and expenses	155,000
Reports to shareholders	25,000
Legal fees and expenses	15,000
Registration fees	13,000
Audit fee	11,000
Insurance expense	11,000
Directors’ fees	9,000
Miscellaneous expenses	7,745

Total expenses	4,112,762

Net investment income	5,637,552

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	32,622,476
Financial futures contracts	1,312,209

33,934,685

Net change in unrealized appreciation on:
Investments	4,446,358
Financial futures contracts	74,437

4,520,795

Net gain on investments	38,455,480

Net Increase In Net Assets Resulting From Operations	$44,093,032

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase In Net Assets
Operations
Net investment income	$5,637,552	$7,512,347
Net realized gain on investment transactions	33,934,685	53,838,003
Net change in unrealized appreciation on investments	4,520,795	23,676,656

Net increase in net assets resulting from operations	44,093,032	85,027,006

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(5,121,185)	(3,096,771)
Class B	(379,484)	—
Class C	(58,070)	—
Class R	—	—
Class Z	(2,510,153)	(1,626,404)

	(8,068,892)	(4,723,175)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	26,712,108	68,591,089
Net asset value of shares issued in reinvestment of dividends	7,702,120	4,510,771
Cost of shares reacquired	(69,155,964)	(143,641,696)

Net decrease in net assets from Series share transactions	(34,741,736)	(70,539,836)

Total increase	1,282,404	9,763,995

Net Assets
Beginning of period	704,363,166	694,599,171

End of period(a)	$705,645,570	$704,363,166

(a) Includes undistributed net investment income of:	$2,522,141	$4,953,481

See Notes to Financial Statements.

Dryden Active Allocation Fund	45

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and currently consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, Jennison Equity Opportunity Fund, Jennison Dryden Growth Allocation Fund, Jennison Dryden Moderate Allocation Fund and Jennison Dryden Conservative Allocation Fund. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers

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or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market-value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dryden Active Allocation Fund	47

Notes to Financial Statements

(Unaudited) Cont’d

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2005, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of

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premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Dryden Active Allocation Fund	49

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended March 31, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the period ended March 31, 2005, PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of the Class A shares and Class R shares, respectively.

PIMS has advised the Series that it received approximately $72,300 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2005, it received approximately $1,400, $63,200 and $3,400 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period October 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Companies pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly

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and is allocated to the Companies pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Companies entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Companies pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2005, the Series incurred fees of approximately $319,400 for the services of PMFS. As of March 31, 2005, approximately $52,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $43,000 in total networking fees, of which the amount relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI, was approximately $38,200 for the six months ended March 31, 2005. As of March 31, 2005, approximately $19,100 of such fees were due to First Clearing. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2005, PIM has been compensated by the Series approximately $34,400 for these services.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Series earned income of $471,681 and $103,223 from the Portfolio by investing its excess cash and collateral received from securities lending, respectively.

Dryden Active Allocation Fund	51

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2005 were $279,005,603 and $376,921,147 respectively.

The amount of dollar rolls outstanding at March 31, 2005 was $11,551,250 (principal $11,500,000), which was 1.6% of total net assets.

As of March 31, 2005, the Series had securities on loan with an aggregate market value of $100,943,579. The Series received $104,364,154 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$772,454,822	$66,831,736	$17,039,902	$49,791,834

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2004 of approximately $21,869,700 which expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. In addition, the Series utilized approximately $44,812,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2004.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within

52	Visit our website at www.jennisondryden.com

12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2005 Prudential owned 185 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2005:
Shares sold	597,273	$7,991,719
Shares issued in reinvestment of dividends	358,065	4,776,588
Shares reacquired	(3,234,331)	(43,424,570)

Net increase (decrease) in shares outstanding before conversion	(2,278,993)	(30,656,263)
Shares issued upon conversion from Class B	621,454	8,423,660

Net increase (decrease) in shares outstanding	(1,657,539)	$(22,232,603)

Year ended September 30, 2004:
Shares sold	1,842,296	$22,918,287
Shares issued in reinvestment of dividends	239,027	2,887,451
Shares reacquired	(6,275,147)	(78,035,868)

Net increase (decrease) in shares outstanding before conversion	(4,193,824)	(52,230,130)
Shares issued upon conversion from Class B	1,567,118	19,678,283

Net increase (decrease) in shares outstanding	(2,626,706)	$(32,551,847)

Dryden Active Allocation Fund	53

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended March 31, 2005:
Shares sold	340,854	$4,569,572
Shares issued in reinvestment of dividends	27,284	364,781
Shares reacquired	(602,049)	(8,056,964)

Net increase (decrease) in shares outstanding before conversion	(233,911)	(3,122,611)
Shares reacquired upon conversion into Class A	(622,133)	(8,423,660)

Net increase (decrease) in shares outstanding	(856,044)	$(11,546,271)

Year ended September 30, 2004:
Shares sold	1,212,841	$15,087,912
Shares reacquired	(1,365,625)	(17,000,309)

Net increase (decrease) in shares outstanding before conversion	(152,784)	(1,912,397)
Shares reacquired upon conversion into Class A	(1,568,432)	(19,678,283)

Net increase (decrease) in shares outstanding	(1,721,216)	$(21,590,680)

Class C
Six months ended March 31, 2005:
Shares sold	121,604	$1,617,029
Shares issued in reinvestment of dividends	3,805	50,876
Shares reacquired	(230,409)	(3,074,548)

Net increase (decrease) in shares outstanding	(105,000)	$(1,406,643)

Year ended September 30, 2004:
Shares sold	353,512	$4,422,914
Shares reacquired	(337,616)	(4,214,060)

Net increase (decrease) in shares outstanding	15,896	$208,854

Class R
December 17, 2004 through March 31, 2005:
Shares sold	185	$2,500
Shares reacquired	0	0

Net increase (decrease) in shares outstanding	185	$2,500

Class Z
Six months ended March 31, 2005:
Shares sold	930,858	$12,531,288
Shares issued in reinvestment of dividends	187,584	2,509,875
Shares reacquired	(1,084,762)	(14,599,882)

Net increase (decrease) in shares outstanding	33,680	$441,281

Year ended September 30, 2004:
Shares sold	2,089,845	$26,161,976
Shares issued in reinvestment of dividends	133,938	1,623,320
Shares reacquired	(3,555,192)	(44,391,459)

Net increase (decrease) in shares outstanding	(1,331,409)	$(16,606,163)

54	Visit our website at www.jennisondryden.com

Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Dryden Active Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.83

Income (loss) from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.71

Total from investment operations	.82

Less Distributions
Dividends from net investment income	(.16)
Distributions from net realized gains	—

Total distributions	(.16)

Net asset value, end of period	$13.49

Total Return(a):	6.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$424,934
Average net assets (000)	$433,151
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.09	%(e)
Expenses, excluding distribution and service (12b-1) fees	.84	%(e)
Net investment income	1.62	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	56	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Annualized.
(f)	Portfolio turnover for periods of less than one full year are not annualized.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2004(d)	2003(d)	2002(b)	2001	2000

$11.47	$9.60	$11.08	$13.76	$13.25

.14	.12	.18	.44	.38
1.31	1.96	(1.37)	(2.31)	1.10

1.45	2.08	(1.19)	(1.87)	1.48

(.09)	(.21)	(.29)	(.38)	(.28)
—	—	—	(.43)	(.69)

(.09)	(.21)	(.29)	(.81)	(.97)

$12.83	$11.47	$9.60	$11.08	$13.76

12.68%	21.91%	(11.18)%	(14.40)%	11.56%

$425,614	$410,597	$369,410	$474,409	$16,444
$429,046	$385,242	$461,051	$456,359	$13,248

1.07%	1.11%	1.11%	1.21%	1.30%
.82%	.86%	.86%	.96%	1.05%
1.13%	1.12%	1.51%	2.21%	2.76%

170%	212%	215%	134%	243%

See Notes to Financial Statements.

Dryden Active Allocation Fund	57

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.69

Total from investment operations	.75

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total distributions	(.05)

Net asset value, end of period	$13.48

Total Return(a):	5.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$88,363
Average net assets (000)	$94,659
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	.88	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2004(c)	2003(c)	2002(b)	2001	2000

$11.42	$9.56	$11.00	$13.68	$13.17

.05	.04	.10	.40	.27
1.31	1.95	(1.36)	(2.35)	1.11

1.36	1.99	(1.26)	(1.95)	1.38

—	(.13)	(.18)	(.30)	(.18)
—	—	—	(.43)	(.69)

—	(.13)	(.18)	(.73)	(.87)

$12.78	$11.42	$9.56	$11.00	$13.68

11.91%	20.96%	(11.73)%	(14.99)%	10.78%

$94,667	$104,308	$124,201	$181,313	$18,648
$104,847	$113,112	$169,928	$225,621	$13,794

1.82%	1.86%	1.86%	1.96%	2.05%
.82%	.86%	.86%	.96%	1.05%
.38%	.38%	.77%	1.55%	2.01%

See Notes to Financial Statements.

Dryden Active Allocation Fund	59

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.69

Total from investment operations	.75

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total distributions	(.05)

Net asset value, end of period	$13.48

Total Return(a):	5.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,736
Average net assets (000)	$14,603
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	.87	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2004(c)	2003(c)	2002(b)	2001	2000

$11.42	$9.56	$11.00	$13.68	$13.17

.05	.04	.08	.32	.27
1.31	1.95	(1.34)	(2.27)	1.11

1.36	1.99	(1.26)	(1.95)	1.38

—	(.13)	(.18)	(.30)	(.18)
—	—	—	(.43)	(.69)

—	(.13)	(.18)	(.73)	(.87)

$12.78	$11.42	$9.56	$11.00	$13.68

11.91%	20.96%	(11.73)%	(14.99)%	10.78%

$14,357	$12,655	$11,268	$16,423	$2,893
$13,380	$12,132	$15,577	$14,019	$1,741

1.82%	1.86%	1.86%	1.96%	2.05%
.82%	.86%	.86%	.96%	1.05%
.38%	.37%	.76%	1.43%	2.02%

See Notes to Financial Statements.

Dryden Active Allocation Fund	61

Financial Highlights

(Unaudited) Cont’d

	Class R
	December 17, 2004(a) Through March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.53

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized loss on investment transactions	(.08)

Total from investment operations	(.03)

Net asset value, end of period	$13.50

Total Return(b):	(.22)%
Ratios/Supplemental Data:
Net assets, end of period	$2,495
Average net assets	$2,502
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.30	%(d)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Dryden Active Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.90

Income (loss) from investment operations
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.70

Total from investment operations	.83

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	—

Total distributions	(.19)

Net asset value, end of period	$13.54

Total Return(a):	6.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$178,611
Average net assets (000)	$177,480
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.87	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Effective October 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no per share or ratio effect because of this change for the year ended September 30, 2002. Per share amounts and ratios for the years ended prior to September 30, 2002 have not been restated to reflect this change in presentation.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2004(c)	2003(c)	2002(b)	2001	2000

$11.53	$9.66	$11.14	$13.79	$13.27

.17	.14	.21	.35	.40
1.32	1.97	(1.37)	(2.17)	1.12

1.49	2.11	(1.16)	(1.82)	1.52

(.12)	(.24)	(.32)	(.40)	(.31)
—	—	—	(.43)	(.69)

(.12)	(.24)	(.32)	(.83)	(1.00)

$12.90	$11.53	$9.66	$11.14	$13.79

12.96%	22.11%	(10.86)%	(13.96)%	11.87%

$169,725	$167,039	$166,036	$207,850	$146,516
$171,470	$172,708	$206,376	$230,926	$137,089

.82%	.86%	.86%	.96%	1.05%
.82%	.86%	.86%	.96%	1.05%
1.38%	1.36%	1.76%	2.51%	2.99%

See Notes to Financial Statements.

Dryden Active Allocation Fund	65

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Active Allocation Fund
Share Class	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	DAACR	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Active Allocation Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Active Allocation Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	DAACR	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2    IFS-A104260    Ed. 05/2005

Jennison Equity Opportunity Fund

MARCH 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Jennison Equity Opportunity Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	6.82%	6.05%	61.41%	171.46%
Class B	6.48	5.29	55.54	155.05
Class C	6.48	5.29	55.54	155.05
Class R	N/A	N/A	N/A	–1.02
Class Z	6.97	6.28	63.26	177.48
S&P 500 Index[3]	6.88	6.69	–14.83	***
Lipper Multi-Cap Core Funds Avg.[4]	7.59	5.80	–3.09	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A		0.22%	8.81%	11.87%
Class B		0.29	9.10	11.80
Class C		4.29	9.24	11.80
Class R		N/A	N/A	N/A
Class Z		6.28	10.30	12.92
S&P 500 Index[3]		6.69	–3.16	***
Lipper Multi-Cap Core Funds Avg.[4]		5.80	–1.42	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/7/96; and Class R, 12/17/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to inception cumulative total returns are 90.62% for Class A, B, C, and Z, and –2.15% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 7.97% for Class A, B, C, and Z. No average annual total returns since inception are shown for Class R shares because this share class has been in existence for less than six months.

****Lipper Average Closest Month-End to Inception cumulative total returns are 96.97% for Class A, B, C, and Z, and –2.25% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 7.82% for Class A, B, C, and Z. No average annual total returns since inception are shown for Class R shares because this share class has been in existence for less than six months.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/05
Mead Westvaco Corp., Paper & Forest Products	2.5%
Unum Provident Corp., Insurance	2.4
Cooper Cameron Corp., Energy Equipment & Services	2.3
Microsoft Corp., Software	2.2
Schlumberger Ltd., Energy Equipment & Services	2.2

Holdings are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/05
Insurance	11.6%
Energy Equipment & Services	10.0
Pharmaceuticals	8.0
Capital Markets	5.8
Chemicals	5.7

Industry weightings are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

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of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R has been in existence for less than six months, therefore no expenses are presented for this class. Class R commenced December 17, 2004.

Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,068	1.08%	$5.57
	Hypothetical	$1,000	$1,020	1.08%	$5.44

Class B	Actual	$1,000	$1,065	1.83%	$9.42
	Hypothetical	$1,000	$1,016	1.83%	$9.20

Class C	Actual	$1,000	$1,065	1.83%	$9.42
	Hypothetical	$1,000	$1,016	1.83%	$9.20

Class Z	Actual	$1,000	$1,070	0.83%	$4.28
	Hypothetical	$1,000	$1,021	0.83%	$4.18

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.7%
COMMON STOCKS

Aerospace & Defense 1.0%
306,500	Empresa Brasileira de Aeronautica S.A. (ADR)
	(Brazil)(b)	$9,593,450

Biotechnology 0.9%
367,300	MedImmune, Inc.(a)(b)	8,745,413

Capital Markets 5.8%
630,200	Bank of New York Co., Inc. (The)	18,307,310
1,377,100	Charles Schwab Corp. (The)	14,473,321
382,300	Eaton Vance Corp.	8,961,112
415,300	Mellon Financial Corp.(b)	11,852,662

		53,594,405

Chemicals 5.7%
387,200	E. I. du Pont de Nemours & Co.	19,840,128
310,700	Huntsman Corp.(a)	7,245,524
399,500	Lyondell Chemical Co.	11,154,040
423,500	Olin Corp.(b)	9,444,050
759,400	Terra Industries, Inc.(a)	5,892,944

		53,576,686

Commercial Banks 1.1%
235,300	Fifth Third Bancorp	10,113,194

Commercial Services & Supplies 4.9%
298,000	Education Management Corp.(a)	8,329,100
399,200	Hewitt Associates, Inc., Class A(a)	10,618,720
179,000	ITT Educational Services, Inc.(a)(b)	8,681,500
421,600	Manpower, Inc.	18,348,032

		45,977,352

Communications Equipment 1.2%
747,200	Nokia Corp. (ADR) (Finland)(a)(b)	11,529,296

Diversified Financial Services 3.3%
476,072	JPMorgan Chase & Co.	16,472,091
369,000	Principal Financial Group, Inc.(b)	14,202,810

		30,674,901

Diversified Telecommunication Services 2.5%
1,027,200	Citizens Communications Co.	13,291,968
659,100	IDT Corp., Class B(a)(b)	9,748,089

		23,040,057

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 0.4%
643,700	GrafTech International Ltd.(a)	$3,662,653

Electronic Equipment & Instruments 2.6%
418,500	Agilent Technologies, Inc.(a)(b)	9,290,700
1,020,400	Symbol Technologies, Inc.	14,785,596

		24,076,296

Energy Equipment & Services 10.0%
299,000	BJ Services Co.	15,512,120
372,700	Cooper Cameron Corp.(a)	21,322,167
248,000	National-Oilwell, Inc.(a)	11,581,600
530,200	Rowan Cos., Inc.	15,868,886
295,400	Schlumberger Ltd.	20,819,792
323,300	Todco, Class A(a)	8,354,072

		93,458,637

Food & Staples Retailing 2.7%
1,153,800	Kroger Co. (The)(a)	18,495,414
227,300	Performance Food Group Co.(a)	6,291,664

		24,787,078

Health Care Providers & Services 5.2%
153,300	CIGNA Corp.	13,689,690
312,800	Community Health Systems, Inc.(a)	10,919,848
195,300	Medco Health Solutions, Inc.(a)(b)	9,681,021
1,232,300	Tenet Healthcare Corp.(a)	14,208,419

		48,498,978

Household Products 0.7%
103,600	Kimberly-Clark Corp.	6,809,628

Insurance 11.6%
186,300	American International Group, Inc.	10,322,883
785,100	Assured Guaranty Ltd. (Bermuda)	14,092,545
569,100	Axis Capital Holdings Ltd. (Bermuda)	15,388,464
612,900	Conseco, Inc.(a)(b)	12,515,418
1,313,000	UnumProvident Corp.(b)	22,347,260
397,000	Willis Group Holdings Ltd. (United Kingdom)	14,637,390
260,800	XL Capital Ltd., Class A (ADR) (Bermuda)(b)	18,874,096

		108,178,056

Internet & Catalog Retail 2.0%
852,000	IAC/InterActiveCorp(a)(b)	18,974,040

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Machinery 1.0%
244,100	Navistar International Corp.(a)(b)	$8,885,240

Media 5.7%
664,900	DIRECTV Group, Inc. (The)(a)(b)	9,587,858
382,200	Interpublic Group of Cos., Inc.(a)(b)	4,693,416
813,600	Radio One, Inc., Class D(a)	12,000,600
430,786	Viacom, Inc., Class B	15,004,277
587,800	Westwood One, Inc.(a)(b)	11,961,730

		53,247,881

Metals & Mining 5.5%
609,500	Alcoa, Inc.(b)	18,522,705
129,400	Aluminum Corp. of China Ltd. (ADR) (China)(b)	7,572,488
432,500	Companhia Vale do Rio Doce (ADR) (Brazil)(b)	13,671,325
1,426,000	Harmony Gold Mining Ltd. (ADR) (South Africa)(b)	11,122,800

		50,889,318

Multi-Utilities & Unregulated Power 0.6%
1,450,300	Aquila, Inc.(a)	5,554,649

Paper & Forest Products 2.5%
742,400	MeadWestvaco Corp.	23,623,168

Pharmaceuticals 8.0%
657,300	Andrx Corp.(a)	14,900,991
240,400	Eli Lilly & Co.	12,524,840
190,200	GlaxoSmithKline PLC (ADR) (United Kingdom)(b)	8,733,984
280,300	Merck & Co., Inc.	9,073,311
179,800	Par Pharmaceutical Cos., Inc.(a)	6,012,512
344,200	Pfizer, Inc.	9,042,134
452,200	Watson Pharmaceuticals, Inc.(a)(b)	13,896,106

		74,183,878

Road & Rail 1.6%
355,500	CSX Corp.	14,806,575

Semiconductors & Semiconductor Equipment 1.1%
368,700	MEMC Electronic Materials, Inc.(a)(b)	4,959,015
541,000	Micron Technology, Inc.(a)	5,593,940

		10,552,955

Software 5.1%
1,118,100	BEA Systems, Inc.(a)(b)	8,911,257
244,400	Business Objects S.A. (ADR) (France)(a)(b)	6,571,916

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

559,900	Manhattan Associates, Inc.(a)(b)	$11,405,163
866,000	Microsoft Corp.	20,931,220

		47,819,556

	Total long-term investments (cost $806,497,005)	864,853,340

SHORT-TERM INVESTMENTS 23.9%

Mutual Fund 23.6%
	Dryden Core Investment Fund - Taxable Money Market Series(c)
220,147,371	(cost $220,147,371; Note 3)	220,147,371

Principal Amount (000)

U.S. Government Security 0.3%
$2,605	United States Treasury Bill 2.49%, 6/23/05(e) (cost $2,590,225)	2,588,467

Repurchase Agreement
148	State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/05, 0.75%, due 4/1/05(d) (cost $148,000)	148,000

	Total short-term investments (cost $222,885,596)	222,883,838

	Total Investment, Before Short Sales 116.6% (cost $1,029,382,601)	1,087,737,178

INVESTMENTS SOLD SHORT (0.5%)

Paper & Forest Products
(150,000)	Neenah Paper, Inc.(a) (proceeds $(4,822,401))	(5,043,000)

	Total Investment, Net of Investment Sold Short 116.1% (cost $1,024,560,200; Note 5)	1,082,694,178
	Liabilities in excess of other assets (16.1%)	(149,763,725)

	Net Assets 100%	$932,930,453

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $191,564,027; cash collateral of $199,366,956 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $148,000. Collateralized by $152,194 U.S. Treasury Bond with a rate of 6.25%, maturity date of 8/15/2023, and aggregate market value, including accrued interest, of $153,181.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 were as follows:

Mutual Fund	23.6%
Insurance	11.6
Energy Equipment & Services	10.0
Pharmaceuticals	8.0
Capital Markets	5.8
Chemicals	5.7
Media	5.7
Metals & Mining	5.5
Healthcare Providers & Services	5.2
Software	5.1
Commercial Services & Supplies	4.9
Diversified Financial Services	3.3
Food & Staples Retailing	2.7
Electronic Equipment & Services	2.6
Diversified Telecommunications Services	2.5
Paper & Forest Products	2.5
Internet & Catalog Retail	2.0
Road & Rail	1.6
Communications & Equipment	1.2
Semiconductor & Semiconductor Equipment	1.1
Commercial Banks	1.1
Aerospace & Defense	1.0
Machinery	1.0
Biotechnology	0.9
Household Products	0.7
Multi-Utilities & Unregulated Power	0.6
Electrical Equipment	0.4
U.S. Government	0.3
Investments Sold Short	(0.5)

116.1
Liabilities in excess of other assets	(16.1)

100.0%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	11

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments at value, including securities on loan of $191,564,027 (cost $1,029,382,601)	$1,087,737,178
Cash	496
Receivable for investments sold	63,177,647
Receivable for Series shares sold	1,138,470
Dividends and interest receivable	839,228
Due from broker—variation margin	204,098
Prepaid expenses	11,000

Total assets	1,153,108,117

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	199,366,956
Payable for investments purchased	11,661,723
Investments sold short, at value (proceeds received $4,822,401)	5,043,000
Payable for Series shares reacquired	2,709,248
Accrued expenses and other liabilities	593,915
Management fee payable	473,158
Distribution fee payable	306,251
Withholding tax payable	20,477
Deferred directors’ fees	2,936

Total liabilities	220,177,664

Net Assets	$932,930,453

Net assets were comprised of:
Common stock, at par	$54,356
Paid-in capital in excess of par	800,529,132

800,583,488
Undistributed net investment income	1,665,131
Accumulated net realized gain on investments and foreign currency transactions	72,547,856
Net unrealized appreciation on investments and investments sold short	58,133,978

Net assets March 31, 2005	$932,930,453

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($339,766,915 ÷ 19,621,051 shares of common stock issued and outstanding)	$17.32
Maximum sales charge (5.5% of offering price)	1.01

Maximum offering price to public	$18.33

Class B
Net asset value, offering price and redemption price per share ($201,121,947 ÷ 12,170,066 shares of common stock issued and outstanding)	$16.53

Class C
Net asset value and redemption price per share ($63,372,779 ÷ 3,834,755 shares of common stock issued and outstanding)	$16.53

Class R
Net asset value, offering price and redemption price per share ($2,468 ÷ 149 shares of common stock issued and outstanding)	$16.56

Class Z
Net asset value, offering price and redemption price per share ($328,666,344 ÷ 18,730,091 shares of common stock issued and outstanding)	$17.55

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	13

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $66,447)	$9,419,322
Interest	66,351
Income from securities loaned, net	211,800

Total net income	9,697,473

Expenses
Management fee	2,850,285
Distribution fee—Class A	434,724
Distribution fee—Class B	1,070,438
Distribution fee—Class C	330,612
Distribution fee—Class R	3
Transfer agent fee’s and expenses	969,000
Custodian’s fees and expenses	81,000
Reports to shareholders	60,000
Registration fees	34,000
Insurance	15,000
Legal fees and expenses	10,000
Directors’ fees	10,000
Audit fee	8,000
Miscellaneous	26,127

Total expenses	5,899,189

Net investment income	3,798,284

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	81,482,162
Foreign currency transactions	7,591

81,489,753

Net change in unrealized appreciation on:
Investments	(19,726,339)
Short Sales	(220,599)

(19,946,938)

Net gain on investments	61,542,815

Net Increase In Net Assets Resulting From Operations	$65,341,099

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$3,798,284	$(422,444)
Net realized gain on investment transactions and foreign currency transactions	81,489,753	115,226,040
Net change in unrealized appreciation (depreciation) on investments	(19,946,938)	21,832,042

Net increase in net assets resulting from operations	65,341,099	136,635,638

Dividends from net investment income (Note 1)
Class A	(640,443)	—
Class B	—	—
Class C	—	—
Class R	—	—
Class Z	(1,463,623)	—

	(2,104,066)	—

Distributions from net realized gains
Class A	(7,429,109)	—
Class B	(4,847,431)	—
Class C	(1,477,210)	—
Class R	—	—
Class Z	(7,386,849)	—

	(21,140,599)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	103,250,211	278,783,092
Net asset value of shares issued in reinvestment of dividends	22,350,003	—
Cost of shares reacquired	(199,183,031)	(278,406,316)

Net increase (decrease) in net assets from Fund share transactions	(73,582,817)	376,776

Total increase (decrease)	(31,486,383)	137,012,414

Net Assets
Beginning of period	964,416,836	827,404,422

End of period	$932,930,453	$964,416,836

(a) Includes undistributed net investment income of:	$1,665,131	$—

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	15

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund, Dryden Active Allocation Fund, (formerly Dryden Active Balanced Fund), JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Any security for which a reliable market quotation is unavailable is valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2005, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Series policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Short Sales: The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Series may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion

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of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or (loss) (other than distribution fees which are charged directly to the respective class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”), the subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million. The effective management fee rate was .583 of 1% of the Series average daily net assets for the six months ended March 31, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50 of 1% of the Class A and R shares, respectively.

PIMS has advised the Series that it received approximately $107,800 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. From these fees PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2005 it received approximately $233,800 and $5,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from October 1, 2003 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 3, 2004, the SCA provided for a commitment of

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$500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2005, the Series incurred fees of approximately $886,100 for the services of PMFS. As of March 31, 2005, approximately $148,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Series earned income of $573,369 and $211,800 from the portfolio by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2005, PIM has been compensated approximately $70,600 for these services.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $249,400 in total networking fees, of which the amount relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI, was approximately $113,300 for the six months ended March 31, 2005. As of March 31, 2005, approximately $18,500 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

For the six months ended March 31, 2005, Wachovia earned approximately $2,300 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2005 were $460,197,448 and $551,050,230 respectively.

As of March 31, 2005, the Series had securities on loan with an aggregate market value of $191,564,027. The Series received $199,366,956 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,031,533,253	$80,848,387	$24,644,462	$56,203,925

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

In addition, the fund utilized approximately $80,139,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2004.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase

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their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2005 Prudential owned 149 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2005:
Shares sold	2,357,297	$40,531,016
Shares issued in reinvestment of dividends	440,194	7,544,923
Shares reacquired	(4,256,935)	(73,610,505)

Net increase (decrease) in shares outstanding before conversion	(1,459,444)	(25,534,566)
Shares issued upon conversion from Class B	700,607	12,251,011

Net increase (decrease) in shares outstanding	(758,837)	$(13,283,555)

Year ended September 30 2004:
Shares sold	5,293,649	$86,148,464
Shares reacquired	(5,796,143)	(93,681,321)

Net increase (decrease) in shares outstanding before conversion	(502,494)	(7,532,857)
Shares issued upon conversion from Class B	2,507,099	40,542,495

Net increase (decrease) in shares outstanding	2,004,605	$33,009,638

Class B
Six months ended March 31, 2005:
Shares sold	454,617	$7,489,284
Shares issued in reinvestment of dividends	279,825	4,586,347
Shares reacquired	(1,280,625)	(21,136,131)

Net increase (decrease) in shares outstanding before conversion	(546,183)	(9,060,500)
Shares reacquired upon conversion into Class A	(733,046)	(12,251,011)

Net increase (decrease) in shares outstanding	(1,279,229)	$(21,311,511)

Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Year ended September 30, 2004:
Shares sold	1,605,144	$25,034,252
Shares reacquired	(2,648,625)	(41,086,845)

Net increase (decrease) in shares outstanding before conversion	(1,043,481)	(16,052,593)
Shares reacquired upon conversion into Class A	(2,608,890)	(40,542,495)

Net increase (decrease) in shares outstanding	(3,652,371)	$(56,595,088)

Class C
Six months ended March 31, 2005:
Shares sold	174,636	$2,881,633
Shares issued in reinvestment of dividends	85,347	1,398,834
Shares reacquired	(601,048)	(9,928,257)

Net increase (decrease) in shares outstanding	(341,065)	$(5,647,790)

Year ended September 30, 2004:
Shares sold	516,520	$8,019,214
Shares reacquired	(1,205,344)	(18,674,152)

Net increase (decrease) in shares outstanding	(688,824)	$(10,654,938)

Class R
Period from December 17, 2004 through March 31, 2005*:
Shares reacquired	149	$2,500

Net increase (decrease) in shares outstanding	149	$2,500

*	Commenced operations on December 17, 2004.

Class Z
Six months ended March 31, 2005:
Shares sold	2,991,981	$52,345,778
Shares issued in reinvestment of dividends	508,351	8,819,899
Shares reacquired	(5,341,823)	(94,508,138)

Net increase (decrease) in shares outstanding	(1,841,491)	$(33,342,461)

Year ended September 30, 2004:
Shares sold	9,752,481	$159,581,162
Shares reacquired	(7,610,755)	(124,963,998)

Net increase (decrease) in shares outstanding	2,141,726	$34,617,164

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.60

Income from investment operations
Net investment income	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.04

Total from investment operations	1.12

Less Dividends and Distributions
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.37)

Total distributions	(0.40)

Net asset value, end of period	$17.32

Total Return(a):	6.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$339,767
Average net assets (000)	$348,735
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.08	%(d)
Expenses, excluding distribution and service (12b-1) fees	.83	%(d)
Net investment income	.89	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	52	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2004	2003	2002	2001	2000

$14.22	$11.48	$14.03	$14.82	$12.76

.02	.01	.02 (b)	.07 (b)	.04
2.36	2.73	(1.92)	.96	3.38

2.38	2.74	(1.90)	1.03	3.42

—	—	—	(.05)	—
—	—	(.65)	(1.77)	(1.36)

—	—	(.65)	(1.82)	(1.36)

$16.60	$14.22	$11.48	$14.03	$14.82

16.74%	23.87%	(14.59)%	7.61%	29.23%

$338,249	$261,252	$205,215	$169,393	$66,117
$318,727	$232,395	$227,305	$123,058	$43,741

1.07%	1.15%	1.09%	1.13%	1.19%
.82%	.90%	.84%	.88%	.94%
.11%	.07%	.11%	.44%	.64%

102%	115%	94%	144%	145%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.88

Income from investment operations
Net investment loss	—
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02

Total from investment operations	1.02

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(0.37)

Total distributions	(0.37)

Net asset value, end of period	$16.53

Total Return(a):	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$201,122
Average net assets (000)	$214,676
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment loss	.15	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2004	2003	2002		2001		2000

$13.71	$11.15	$13.74		$14.61		$12.68

(.11)	(.09)	(.09	)(b)	(.04	)(b)	(.02)
2.28	2.65	(1.85)		.94		3.31

2.17	2.56	(1.94)		.90		3.29

—	—	—		—		—
—	—	(.65)		(1.77)		(1.36)

—	—	(.65)		(1.77)		(1.36)

$15.88	$13.71	$11.15		$13.74		$14.61

15.83%	22.96%	(15.21)%		6.76%		28.31%

$213,606	$234,421	$220,609		$212,264		$108,440
$235,162	$225,579	$272,070		$165,575		$96,325

1.82%	1.90%	1.84%		1.88%		1.94%
.82%	.90%	.84%		.88%		.94%
(.63)%	(.68)%	(.63)%		(.29)%		(.12)%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.88

Income from investment operations
Net investment loss	—
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02

Total from investment operations	1.02

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(0.37)

Total distributions	(0.37)

Net asset value, end of period	$16.53

Total Return(a):	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$63,373
Average net assets (000)	$66,304
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment loss	.15	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2004	2003	2002		2001		2000

$13.71	$11.15	$13.74		$14.61		$12.68

(.11)	(.09)	(.09	)(b)	(.05	)(b)	(.01)
2.28	2.65	(1.85)		.95		3.30

2.17	2.56	(1.94)		.90		3.29

—	—	—		—		—
—	—	(.65)		(1.77)		(1.36)

—	—	(.65)		(1.77)		(1.36)

$15.88	$13.71	$11.15		$13.74		$14.61

15.83%	22.96%	(15.21)%		6.76%		28.31%

$66,322	$66,683	$65,417		$58,424		$13,457
$70,174	$65,790	$78,162		$32,629		$9,977

1.82%	1.90%	1.84%		1.88%		1.94%
.82%	.90%	.84%		.88%		.94%
(.64)%	(.68)%	(.63)%		(.36)%		(.10)%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class R
	December 17, 2004(a) Through March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.73

Income/loss from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investment transactions	(0.19)

Total from investment operations	(0.17)

Less Distributions:
Dividends from net investment income	—

Net asset value, end of period	$16.56

Total Return(b):	(1.02)%
Ratios/Supplemental Data:
Net assets, end of period	$2,468	(d)
Average net assets	$2,502	(d)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.33	%(e)
Expenses, excluding distribution and service (12b-1) fees	.83	%(e)
Net investment income	.28	%(e)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c)	During the period, the Distributor of the fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.

See Notes to Financial Statements.

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.83

Income from investment operations
Net investment income	0.11
Net realized and unrealized gain (loss) on investment
and foreign currency transactions	1.05

Total from investment operations	1.16

Less Dividends and Distributions
Dividends from net investment income	(0.07)
Distributions from net realized gains	(0.37)

Total distributions	(0.44)

Net asset value, end of period	$17.55

Total Return(a):	6.97%
Ratios/Supplemental Data:
Net assets, end of period (000)	$328,666
Average net assets (000)	$351,367
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.83	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)
Net investment income	1.16	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2004	2003	2002	2001	2000

$14.38	$11.59	$14.12	$14.92	$12.80

.06	.04	.05 (b)	.10 (b)	.04

2.39	2.75	(1.93)	.97	3.44

2.45	2.79	(1.88)	1.07	3.48

—	—	—	(.10)	—
—	—	(.65)	(1.77)	(1.36)

—	—	(.65)	(1.87)	(1.36)

$16.83	$14.38	$11.59	$14.12	$14.92

17.04%	24.07%	(14.34)%	7.85%	29.64%

$346,241	$265,048	$208,615	$137,620	$17,092
$323,831	$232,369	$228,798	$87,301	$8,446

.82%	.90%	.84%	.88%	.94%
.82%	.90%	.84%	.88%	.94%
.36%	.33%	.37%	.66%	.96%

See Notes to Financial Statements.

Jennison Equity Opportunity Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	JEOPR	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Opportunity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Equity Opportunity Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	JEOPR	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2      IFS-A104447      Ed. 05/2005

JennisonDryden Asset Allocation Funds

MARCH 31, 2005	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Objective: Current income and a reasonable level of capital appreciation

JennisonDryden Moderate Allocation Fund

Objective: Capital appreciation and a reasonable level of current income

JennisonDryden Growth Allocation Fund

Objective: Long-term capital appreciation

FUND TYPE

Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

JENNISONDRYDEN ASSET ALLOCATION FUNDS

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the JennisonDryden Asset Allocation Funds informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

JennisonDryden Asset Allocation Funds

2	Visit our website at www.jennisondryden.com

Asset Class Index Returns

Source: Lipper Inc.

The chart above shows the total returns for the six-month period ended March 31, 2005, of various securities indexes that are generally considered representative of the market sectors in which the Funds may invest, and does not reflect sales charges, a mutual fund’s operating expenses, or taxes. The performance cited does not represent the performance of the JennisonDryden Asset Allocation Funds. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The S&P 500/Barra Value Index contains the market-weighted half of the S&P 500 Index with lower book-to-price ratios.

The S&P 500/Barra Growth Index contains the market-weighted half of the S&P 500 Index with higher book-to-price ratios.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The Russell 2500 Index includes the smallest 2500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield “junk” bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The 90-Day Treasury Bill is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 and reflects the return of a constant maturity 90-day Treasury Bill.

JennisonDryden Asset Allocation Funds	3

Your Fund’s Performance

MARCH 31, 2005	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Conservative Allocation Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Since Inception[2]
Class A	4.13% (3.53)	4.13% (2.51)	4.24% (2.61)
Class B	3.73 (3.13)	3.32 (1.71)	3.42 (1.81)
Class C	3.73 (3.13)	3.32 (1.71)	3.42 (1.81)
Class Z	4.18 (3.57)	4.28 (2.66)	4.49 (2.87)
S&P 500 Index[3]	6.88	6.69	6.69
Russell 1000 Index[4]	7.71	7.24	7.24
JDAA Conservative Custom Blend[5]	3.99	4.23	4.23
Lipper Income Funds Avg.[6]	3.91	4.45	4.45

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A		–1.59% (–3.12)	–1.49% (–3.01)
Class B		–1.68 (–3.29)	–0.57 (–2.18)
Class C		2.32 (0.71)	3.41 (1.80)
Class Z		4.28 (2.66)	4.47 (2.85)
S&P 500 Index[3]		6.69	6.69
Russell 1000 Index[4]		7.24	7.24
JDAA Conservative Custom Blend[5]		4.23	4.23
Lipper Income Funds Avg.[6]		4.45	4.45

Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

JennisonDryden Asset Allocation Funds	5

Your Fund’s Performance (continued)

1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Conservative Custom Blend, and Lipper Income Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Conservative Custom Blend is a model portfolio consisting of the S&P 500 Index (5%), the S&P 500/Barra Growth Index (8%), the S&P 500/Barra Value Index (11%), the Russell 2500 Index (6%), the MSCI EAFE Index (10%), the Lehman Brothers U.S. Corporate High Yield Index (4%), the Lehman Brothers Intermediate Government Index (20%), the Merrill Lynch (ML) 1-3 Year Corporate Index (16%), and the 90-Day Treasury-Bill (20%). Each component of the JDAA Conservative Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Conservative Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Conservative Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Income Funds category. Funds in the Lipper Average normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Conservative Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

6	Visit our website at www.jennisondryden.com

Performance Target

The JennisonDryden Conservative Allocation Fund seeks to beat a performance target consisting of a weighted average return of nine asset classes displayed in the chart above. The returns of these asset classes are represented by the index returns displayed under “Asset Class Index Returns” on page 3. The Fund seeks to beat this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges).

JennisonDryden Asset Allocation Funds	7

Your Fund’s Performance

MARCH 31, 2005	SEMIANNUAL REPORT

JennisonDryden Moderate Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Moderate Allocation Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Since Inception[2]
Class A	6.54% (6.44)	6.65% (6.25)	6.86% (6.46)
Class B	6.08 (5.98)	5.77 (5.37)	5.98 (5.58)
Class C	6.08 (5.98)	5.77 (5.37)	5.98 (5.58)
Class Z	6.61 (6.50)	6.82 (6.41)	7.03 (6.63)
S&P 500 Index[3]	6.88	6.69	6.69
Russell 1000 Index[4]	7.71	7.24	7.24
JDAA Moderate Custom Blend[5]	6.43	6.51	6.51
Lipper Balanced Funds Avg.[6]	5.01	4.30	4.30

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A		0.78% (0.40)	0.98% (0.60)
Class B		0.77 (0.37)	1.97 (1.57)
Class C		4.77 (4.37)	5.95 (5.55)
Class Z		6.82 (6.41)	7.00 (6.59)
S&P 500 Index[3]		6.69	6.69
Russell 1000 Index[4]		7.24	7.24
JDAA Moderate Custom Blend[5]		6.51	6.51
Lipper Balanced Funds Avg.[6]		4.30	4.30

Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

JennisonDryden Asset Allocation Funds	9

Your Fund’s Performance (continued)

1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Moderate Custom Blend and Lipper Balanced Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Moderate Custom Blend is a model portfolio consisting of the S&P 500 Index (7%), the S&P 500/Barra Growth Index (12%), the S&P 500/Barra Value Index (17%), the Russell 2500 Index (12%), the MSCI EAFE Index (17%), the Lehman Brothers U.S. Corporate High Yield Index (5%), the Lehman Brothers Intermediate Government Index (15%), the Merrill Lynch (ML) 1-3 Year Corporate Index (10%), and the 90-Day Treasury-Bill (5%). Each component of the JDAA Moderate Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Moderate Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Moderate Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Balanced Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Moderate Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

10	Visit our website at www.jennisondryden.com

Performance Target

The JennisonDryden Moderate Allocation Fund seeks to beat a performance target consisting of a weighted average return of nine asset classes displayed in the chart above. The returns of these asset classes are represented by the index returns displayed under “Asset Class Index Returns” on page 3. The Fund seeks to beat this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges).

JennisonDryden Asset Allocation Funds	11

Your Fund’s Performance

MARCH 31, 2005	SEMIANNUAL REPORT

JennisonDryden Growth Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Growth Allocation Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Since Inception[2]
Class A	9.30% (8.90)	9.19% (7.99)	9.41% (8.21)
Class B	8.92 (8.52)	8.48 (7.29)	8.70 (7.50)
Class C	8.92 (8.52)	8.48 (7.29)	8.70 (7.50)
Class Z	9.48 (9.08)	9.59 (8.39)	9.81 (8.60)
S&P 500 Index[3]	6.88	6.69	6.69
Russell 1000 Index[4]	7.71	7.24	7.24
JDAA Growth Custom Blend[5]	9.03	8.72	8.72
Lipper Multi-Cap Core Funds Avg.[6]	7.59	5.80	5.80

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A		3.19% (2.05)	3.38% (2.25)
Class B		3.48 (2.29)	4.68 (3.48)
Class C		7.48 (6.29)	8.66 (7.46)
Class Z		9.59 (8.39)	9.76 (8.56)
S&P 500 Index[3]		6.69	6.69
Russell 1000 Index[4]		7.24	7.24
JDAA Growth Custom Blend[5]		8.72	8.72
Lipper Multi-Cap Core Funds Avg.[6]		5.80	5.80

Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

JennisonDryden Asset Allocation Funds	13

Your Fund’s Performance (continued)

1Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/30/04. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Growth Custom Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The JennisonDryden Asset Allocation (JDAA) Growth Custom Blend is a model portfolio consisting of the S&P 500 Index (9%), the S&P 500/Barra Growth Index (16%), the S&P 500/Barra Value Index (20%), the Russell 2500 Index (20%), the MSCI EAFE Index (25%), the Lehman Brothers U.S. Corporate High Yield Index (2%), and the Lehman Brothers Intermediate Government Index (8%). Each component of the JDAA Growth Custom Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Growth Custom Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The JDAA Growth Custom Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

6The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Growth Custom Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

14	Visit our website at www.jennisondryden.com

Performance Target

The JennisonDryden Growth Allocation Fund seeks to beat a performance target consisting of a weighted average return of seven asset classes displayed in the chart above. The returns of these asset classes are represented by the index returns displayed under “Asset Class Index Returns” on page 3. The Fund seeks to beat this target by holding positions in specific JennisonDryden Mutual Funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges).

JennisonDryden Asset Allocation Funds	15

Fees and Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

Each Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the actual return for any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

JennisonDryden Conservative Allocation Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000	$1,041	0.75%	$3.82
	Hypothetical	$1,000	$1,021	0.75%	$3.78

Class B	Actual	$1,000	$1,037	1.50%	$7.62
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class C	Actual	$1,000	$1,037	1.50%	$7.62
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class Z	Actual	$1,000	$1,042	0.50%	$2.55
	Hypothetical	$1,000	$1,022	0.50%	$2.52

JennisonDryden Asset Allocation Funds	17

Fees and Expenses (continued)

JennisonDryden Moderate Allocation Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000	$1,065	0.75%	$3.86
	Hypothetical	$1,000	$1,021	0.75%	$3.78

Class B	Actual	$1,000	$1,061	1.50%	$7.71
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class C	Actual	$1,000	$1,061	1.50%	$7.71
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class Z	Actual	$1,000	$1,066	0.50%	$2.58
	Hypothetical	$1,000	$1,022	0.50%	$2.52

JennisonDryden Growth Allocation Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000	$1,093	0.75%	$3.91
	Hypothetical	$1,000	$1,021	0.75%	$3.78

Class B	Actual	$1,000	$1,089	1.50%	$7.81
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class C	Actual	$1,000	$1,089	1.50%	$7.81
	Hypothetical	$1,000	$1,017	1.50%	$7.54

Class Z	Actual	$1,000	$1,095	0.50%	$2.61
	Hypothetical	$1,000	$1,022	0.50%	$2.52

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2005 (to reflect the six-month period).

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JennisonDryden Conservative Allocation Fund

Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%

Mutual Funds
Dryden Government Income Fund, Inc. (Class Z)	266,917	$2,391,573
Dryden High Yield Fund, Inc. (Class Z)	91,552	525,509
Dryden International Equity Fund (Class Z)	202,696	1,309,418
Dryden Large-Cap Core Equity Fund (Class Z)	65,022	724,341
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	186,019	2,051,791
Dryden Ultra Short Bond Fund (Class Z)	246,333	2,379,576
Jennison 20/20 Focus Fund (Class Z)	66,252	838,753
Jennison Equity Opportunity Fund (Class Z)	39,611	695,168
Jennison Growth Fund (Class Z)	83,648	1,153,508
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	23,169	389,932
Jennison Value Fund (Class Z)	28,885	526,576

Total Long-Term Investments (cost $12,661,061)		12,986,145

SHORT-TERM INVESTMENT 2.2%

Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $292,231; Note 3)	292,231	292,231

Total Investments 101.0% (cost $12,953,292; Note 5)		13,278,376
Liabilities in excess of other assets (1.0)%		(125,049)

Net Assets 100.0%		$13,153,327

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	19

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Short-Term Debt	33.7%
Large-Cap Growth & Value Equity	21.8
U.S. Government Debt	18.2
Large-Cap Growth Equity	8.8
Multi-Cap Value Equity	5.3
Large-Cap Value Equity	4.0
High Yield Debt	4.0
Small/Mid-Cap Growth Equity	3.0

98.8
Short-Term Investments	2.2
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%

Mutual Funds
Dryden Government Income Fund, Inc. (Class Z)	577,016	$5,170,065
Dryden High Yield Fund, Inc. (Class Z)	339,196	1,946,985
Dryden International Equity Fund (Class Z)	1,095,102	7,074,357
Dryden Large-Cap Core Equity Fund (Class Z)	278,079	3,097,795
Dryden Short-Term Corporate Bond Fund (Class Z)	322,832	3,560,836
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	72,965	1,182,038
Dryden Ultra Short Bond Fund (Class Z)	143,417	1,385,409
Jennison 20/20 Focus Fund (Class Z)	292,196	3,699,207
Jennison Equity Opportunity Fund (Class Z)	186,713	3,276,821
Jennison Growth Fund (Class Z)	399,405	5,507,794
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	69,600	1,171,363
Jennison Value Fund (Class Z)	102,998	1,877,647

Total Long Term Investments (cost $37,143,438)		38,950,317

SHORT-TERM INVESTMENT 2.3%

Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $921,483; Note 3)	921,483	921,483

Total Investments 100.2% (cost $38,064,921; Note 5)		39,871,800
Liabilities in excess of other assets (0.2)%		(69,360)

Net Assets 100.0%		$39,802,440

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	21

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Large-Cap Growth & Value Equity	35.0%
Large-Cap Growth Equity	13.8
U.S. Government Debt	13.0
Short-Term Debt	12.4
Multi-Cap Value Equity	8.2
High Yield Debt	4.9
Large-Cap Value Equity	4.7
Small-Cap Growth & Value Equity	3.0
Small/Mid-Cap Growth Equity	2.9

97.9
Short-Term Investments	2.3
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%

Mutual Funds
Dryden International Equity Fund (Class Z)	706,517	$4,564,102
Dryden Large-Cap Core Equity Fund (Class Z)	156,142	1,739,419
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	97,977	1,587,224
Dryden Total Return Bond Fund, Inc. (Class Z)	76,163	966,508
Jennison 20/20 Focus Fund (Class Z)	144,410	1,828,235
Jennison Equity Opportunity Fund (Class Z)	115,202	2,021,802
Jennison Growth Fund (Class Z)	237,164	3,270,493
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	40,481	681,287
Jennison Value Fund (Class Z)	48,982	892,947

Total Long-Term Investments (cost $16,246,013)		17,552,017

SHORT-TERM INVESTMENT 2.9%

Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $505,962; Note 3)	505,962	505,962

Total Investments 101.5% (cost $16,751,975, Note 5)		18,057,979
Liabilities in excess of other assets (1.5)%		(262,218)

Net Assets 100.0%		$17,795,761

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	23

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 was as follows:

Large-Cap Growth & Value Equity	45.7%
Large-Cap Growth Equity	18.4
Multi-Cap Value Equity	11.4
Small-Cap Growth & Value Equity	8.9
Multi-Sector Debt	5.4
Large-Cap Value Equity	5.0
Small-Mid-Cap Growth Equity	3.8

98.6
Short-Term Investments	2.9
Liabilities in excess of other assets	(1.5)

100.0%

See Notes to Financial Statements.

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Financial Statements

MARCH 31, 2005	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Jennison Dryden Conservative Allocation Fund
ASSETS
Investments, at value (cost $12,953,292)	$13,278,376
Cash	1,161
Receivable for investments sold	100,000
Receivable for Fund shares sold	72,728
Dividends receivable	7,485
Due from Manager	2,042
Prepaid expenses	90

Total assets	13,461,882

LIABILITIES
Accrued expenses	156,600
Payable for investments purchased	140,000
Distribution fee payable	8,292
Payable for Fund shares reacquired	3,000
Deferred directors’ fees	663

Total liabilities	308,555

NET ASSETS	$13,153,327

Net assets were comprised of:
Common stock, at par	$1,280
Paid-in capital in excess of par	12,783,341

12,784,621
Undistributed net investment income	45,574
Accumulated net realized loss on investments	(1,952)
Net unrealized appreciation on investments	325,084

Net assets, March 31, 2005	$13,153,327

See Notes to Financial Statements.

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Jennison Dryden Conservative Allocation Fund
Class A
Net asset value and redemption price per share
($4,029,894 ÷ 391,455 shares of beneficial interest issued and outstanding)	$10.29
Maximum sales charge (5.5% of offering price)	0.60

Maximum offering price to public	$10.89

Class B
Net asset value, offering price and redemption price per share
($6,966,700 ÷ 678,820 shares of beneficial interest issued and outstanding)	$10.26

Class C
Net asset value, offering price and redemption price per share
($1,820,353 ÷ 177,372 shares of beneficial interest issued and outstanding)	$10.26

Class Z
Net asset value, offering price and redemption price per share
($336,380 ÷ 32,644 shares of beneficial interest issued and outstanding)	$10.30

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	27

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Jennison Dryden Moderate Allocation Fund
ASSETS
Investments, at value (cost $38,064,921)	$39,871,800
Cash	512
Receivable for Fund shares sold	401,054
Receivable for investments sold	360,000
Dividends receivable	13,739
Due from Manager	2,585
Prepaid expenses	222

Total assets	40,649,912

LIABILITIES
Payable for investments purchased	520,000
Accrued expenses	158,377
Payable for Fund shares reacquired	144,506
Distribution fee payable	23,924
Deferred directors’ fees	665

Total liabilities	847,472

NET ASSETS	$39,802,440

Net assets were comprised of:
Common stock, at par	$3,764
Paid-in capital in excess of par	37,926,238

37,930,002
Underdistributed net investment income	76,811
Accumulated net realized loss on investments	(11,252)
Net unrealized appreciation on investments	1,806,879

Net assets, March 31, 2005	$39,802,440

See Notes to Financial Statements.

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Jennison Dryden Moderate Allocation Fund
Class A
Net asset value and redemption price per share
($14,132,643 ÷ 1,335,957 shares of beneficial interest issued and outstanding)	$10.58
Maximum sales charge (5.5% of offering price)	0.62

Maximum offering price to public	$11.20

Class B
Net asset value, offering price and redemption price per share
($20,601,322 ÷ 1,948,813 shares of beneficial interest issued and outstanding)	$10.57

Class C
Net asset value, offering price and redemption price per share
($4,421,902 ÷ 418,294 shares of beneficial interest issued and outstanding)	$10.57

Class Z
Net asset value, offering price and redemption price per share
($646,573 ÷ 61,090 shares of beneficial interest issued and outstanding)	$10.58

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	29

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Jennison Dryden Growth Allocation Fund
ASSETS
Investments, at value (cost $16,751,975)	$18,057,979
Cash	50,733
Receivable for Fund shares sold	214,480
Receivable for investments sold	200,000
Due from Manager	11,397
Dividends receivable	1,572
Prepaid expenses	112

Total assets	18,536,273

LIABILITIES
Payable for investments purchased	425,000
Payable for Fund shares reacquired	152,693
Accrued expenses	150,632
Distribution fee payable	11,524
Deferred directors’ fees	663

Total liabilities	740,512

NET ASSETS	$17,795,761

Net assets were comprised of:
Common stock, at par	$1,636
Paid-in capital in excess of par	16,476,347

16,477,983
Underdistributed net investment income	18,042
Accumulated net realized loss on investments	(6,268)
Net unrealized appreciation on investments	1,306,004

Net assets, March 31, 2005	$17,795,761

See Notes to Financial Statements.

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Jennison Dryden Growth Allocation Fund
Class A
Net asset value and redemption price per share
($4,833,563 ÷ 443,037 shares of common stock issued and outstanding)	$10.91
Maximum sales charge (5.5% of offering price)	0.63

Maximum offering price to public	$11.54

Class B
Net asset value, offering price and redemption price per share
($10,407,678 ÷ 957,872 shares of common stock issued and outstanding)	$10.87

Class C
Net asset value, offering price and redemption price per share
($2,239,144 ÷ 206,087 shares of common stock issued and outstanding)	$10.87

Class Z
Net asset value, offering price and redemption price per share
($315,376 ÷ 28,863 shares of common stock issued and outstanding)	$10.93

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	31

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Jennison Dryden Conservative Allocation Fund
NET INVESTMENT INCOME
Dividends	$185,782

Expenses
Management fee	11,711
Distribution fee—Class A	4,140
Distribution fee—Class B	32,054
Distribution fee—Class C	8,081
Custodian’s fees and expenses	36,000
Audit fee	13,000
Reports to shareholders	8,000
Transfer agent’s fees and expenses	6,000
Directors’ fees	6,000
Legal fees and expenses	4,000
Miscellaneous	7,770

Total expenses	136,756
Less: Expense subsidy (Note 2)	(63,202)

Net expenses	73,554

Net investment income	112,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	312
Net change in unrealized appreciation on investments	283,804

Net gain on investments	284,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$396,344

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Jennison Dryden Moderate Allocation Fund
NET INVESTMENT INCOME
Dividends	$427,026

Expenses
Management fee	33,564
Distribution fee—Class A	15,110
Distribution fee—Class B	85,057
Distribution fee—Class C	19,368
Custodian’s fees and expenses	25,000
Transfer agent’s fees and expenses	20,000
Reports to shareholders	17,000
Legal fees and expenses	9,000
Audit fee	9,000
Directors’ fees	5,000
Miscellaneous	4,453

Total expenses	242,552
Less: Expense subsidy (Note 2)	(39,114)

Net expenses	203,438

Net investment income	223,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	6,777
Net change in unrealized appreciation on investments	1,524,943

Net gain on investments	1,531,720

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,755,308

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	33

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Jennison Dryden Growth Allocation Fund
NET INVESTMENT INCOME
Dividends	$128,771

Expenses
Management fee	15,202
Distribution fee—Class A	5,339
Distribution fee—Class B	42,982
Distribution fee—Class C	10,180
Custodian’s fees and expenses	31,000
Reports to shareholders	13,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses	12,000
Audit fee	8,000
Directors’ fees	5,000
Miscellaneous	4,365

Total expenses	157,068
Less: Expense subsidy (Note 2)	(60,565)

Net expenses	96,503

Net investment income	32,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	8,222
Net change in unrealized appreciation on investments	1,135,026

Net gain on investments	1,143,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,175,516

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Jennison Dryden Conservative Allocation Fund
	Six Months Ended March 31, 2005	Year Ended September 30, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$112,228	$35,780
Net realized gain (loss) on investments	312	(2,264)
Net change in unrealized appreciation on investments	283,804	41,280

Net increase in net assets resulting from operations	396,344	74,796

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(39,427)	—
Class B	(49,598)	—
Class C	(12,700)	—
Class Z	(5,244)	—

	(106,969)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,424,765	10,390,597
Net asset value of shares issued in reinvestment of dividends	103,349	—
Cost of shares reacquired	(1,068,322)	(1,061,233)

Net increase in net assets from Fund share transactions	3,459,792	9,329,364

Total increase	3,749,167	9,404,160

NET ASSETS
Beginning of period	9,404,160	—

End of period(a)	$13,153,327	$9,404,160

(a) Includes undistributed net investment income of:	$45,574	$40,315

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	35

Statement of Changes in Net Assets

(Unaudited)

	Jennison Dryden Moderate Allocation Fund
	Six Months Ended March 31, 2005	Year Ended September 30, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$223,588	$23,036
Net realized gain (loss) on investments	6,777	(18,029)
Net change in unrealized appreciation on investments	1,524,943	281,936

Net increase in net assets resulting from operations	1,755,308	286,943

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(119,068)	—
Class B	(44,347)	—
Class C	(9,983)	—
Class Z	(6,695)	—

	(180,093)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,753,947	27,567,633
Net asset value of shares issued in reinvestment of dividends	174,941	—
Cost of shares reacquired	(2,519,267)	(1,036,972)

Net increase in net assets from Fund share transactions	11,409,621	26,530,661

Total increase	12,984,836	26,817,604

NET ASSETS
Beginning of period	26,817,604	—

End of period(a)	$39,802,440	$26,817,604

(a) Includes undistributed net investment income of:	$76,811	$33,316

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Jennison Dryden Growth Allocation Fund
	Six Months Ended March 31, 2005	Year Ended September 30, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment gain (loss)	$32,268	$(34,978)
Net realized gain (loss) on investments	8,222	(14,312)
Net change in unrealized appreciation on investments	1,135,026	170,978

Net increase in net assets resulting from operations	1,175,516	121,688

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(12,865)	—
Class B	—	—
Class C	—	—
Class Z	(1,361)	—

	(14,226)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,695,827	12,333,979
Net asset value of shares issued in reinvestment of dividends	14,127	—
Cost of shares reacquired	(1,071,378)	(459,772)

Net increase in net assets from Fund share transactions	4,638,576	11,874,207

Total increase	5,799,866	11,995,895

NET ASSETS
Beginning of period	11,995,895	—

End of period(a)	$17,795,761	$11,995,895

(a) Includes undistributed net investment income of:	$18,042	$—

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Jennison Equity Opportunity Fund, Jennison Growth Fund, and Dryden Active Allocation Fund (formerly Prudential Active Balanced Fund) which are diversified funds and JennisonDryden Conservative Allocation Fund (“Conservative Allocation Portfolio”), JennisonDryden Moderate Allocation Fund (“Moderate Allocation Portfolio”) and JennisonDryden Growth Allocation Fund (“Growth Allocation Portfolio”) which are non-diversified. Conservative Allocation Portfolio, Moderate Allocation Portfolio and Growth Allocation Portfolio (collectively referred to as “Asset Allocation Portfolios”) commenced investment operations on March 31, 2004.

The Conservative Allocation Portfolio’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Portfolio’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Portfolio’s investment objective is long-term capital appreciation. Each Asset Allocation Portfolio seeks to achieve its objective by investing in a combination of mutual funds in the JennisonDryden mutual fund family (each, an underlying fund). Each portfolio in the Asset Allocation Portfolios is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Asset Allocation Portfolios may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Asset Allocation Portfolios in the preparation of its financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term investments maturing within sixty days or less are valued at amortized cost which approximates market values. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market value.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Portfolio, semi-annually by the Moderate Allocation Portfolio and annually by the Growth Allocation Portfolio. Each Asset Allocation Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Asset Allocation Portfolios’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Asset Allocation Portfolios with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Asset Allocation Portfolios. In connection therewith, PIM is obligated to keep certain books

JennisonDryden Asset Allocation Funds	39

Notes to Financial Statements

Cont’d

and records of the Asset Allocation Portfolios. PI pays for the services of PIM, the compensation of officers of the Asset Allocation Portfolios, occupancy and certain clerical and bookkeeping costs of the Asset Allocation Portfolios. The Asset Allocation Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20 of 1% of each of the Asset Allocation Portfolios’ daily average net assets. The effective management fee rate was .20 of 1% of each of the Asset Allocation Portfolio’s daily average net assets.

The Asset Allocation Portfolios have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Asset Allocation Portfolios. The Asset Allocation Portfolios compensate PIMS for distributing and servicing the Asset Allocation Portfolios’ Class A, B and C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Asset Allocation Portfolios.

Pursuant to the Class A, B and C Plans, the Asset Allocation Portfolios compensate PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Asset Allocation Portfolios to .50 of 1% of each Asset Allocation Portfolios’ average daily net assets for the six months ended March 31, 2005.

PIMS has advised the Asset Allocation Portfolios of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. These amounts were approximately as follows:

Portfolio	Class A
Conservative Allocation Portfolio	$45,800
Moderate Allocation Portfolio	133,500
Growth Allocation Portfolio	53,800

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From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Asset Allocation Portfolios of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2005. These amounts were approximately as follows:

Portfolio	Class B	Class C
Conservative Allocation Portfolio	$10,900	$200
Moderate Allocation Portfolio	16,200	1,600
Growth Allocation Portfolio	13,600	500

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Asset Allocation Portfolios, along with other affiliated registered investment companies (the “Portfolios”), are party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from October 1, 2004 through October 28, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Portfolios paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Portfolios pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Portfolios entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Portfolios pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Asset Allocation Portfolios did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. The following amounts represent the fees incurred for the services of PMFS for the six months ended March 31, 2005 as well as the fees due to PMFS as of March 31, 2005.

JennisonDryden Asset Allocation Funds	41

Notes to Financial Statements

Cont’d

Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates.

Portfolio	Amount Incurred for the Six Months Ended March 31, 2005	Amount Due as of March 31, 2005
Conservative Allocation Portfolio	$4,500	$1,400
Moderate Allocation Portfolio	13,100	2,300
Growth Allocation Portfolio	7,600	1,500

The Asset Allocation Portfolios pay networking fees to First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments to clear mutual fund transactions through a national clearing system These amounts are included in the transfer agent fees and expenses in the Statement of Operations. The Asset Allocation Portfolios paid networking fees as follows:

Portfolios	Total Networking Fees Paid to First Clearing	Due to First Clearing as of March 31, 2005
Conservative Allocation Portfolio	$1,200	$600
Moderate Allocation Portfolio	5,100	2,700
Growth Allocation Portfolio	3,800	2,000

The Asset Allocation Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Asset Allocation Portfolios earned income of $3,379, $11,045 and $4,423 from the Conservative Allocation Portfolio, Moderate Allocation Portfolio and Growth Allocation Portfolio, respectively, by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2005 were as follows:

Portfolios	Purchases	Sales
Conservative Allocation Portfolio	$ 3,696,261	$305,000
Moderate Allocation Portfolio	13,126,234	360,000
Growth Allocation Portfolio	4,873,885	200,000

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Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Asset Allocation Portfolios’ investments as of March 31, 2005 were as follows:

Portfolios	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Portfolio	$12,956,022	$450,873	$(128,519)	$322,354
Moderate Allocation Portfolio	38,086,628	1,985,616	(200,444)	1,785,172
Growth Allocation Portfolio	16,766,721	1,304,796	(13,538)	1,291,258

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. In addition, Moderate Allocation Portfolio elected to treat post- October capital losses of approximately $9,400 incurred in the year ended September 30, 2004 as having been incurred in the following fiscal year.

Note 6. Capital

The Company offers Class A, Class B, Class C and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and four classes, designated Class A, Class B, Class C and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares are offered exclusively for sale to a limited group of investors. As of March 31, 2005 Prudential owned one share of Class A, B, C and Z shares of the Conservative Allocation Portfolio, Moderate Allocation Portfolio and Growth Allocation Portfolio.

JennisonDryden Asset Allocation Funds	43

Notes to Financial Statements

Cont’d

Transactions in shares of common stock were as follows:

Conservative Allocation Portfolio:

Class A	Shares	Amount
Six Months ended March 31, 2005:
Shares sold	145,785	$1,496,081
Shares issued in reinvestment of dividends	3,694	37,728
Shares reacquired	(24,651)	(252,766)

Net increase (decrease) in shares outstanding before conversion	124,828	1,281,043
Shares issued upon conversion from Class B	12,225	126,926

Net increase (decrease) in shares outstanding	137,053	$1,407,969

Period ended September 30, 2004:
Shares sold	286,498	$2,838,421
Shares reacquired	(36,841)	(364,954)

Net increase (decrease) in shares outstanding before conversion	249,657	2,473,467
Shares issued upon conversion from Class B	4,745	47,157

Net increase (decrease) in shares outstanding	254,402	$2,520,624

Class B
Six Months ended March 31, 2005:
Shares sold	229,748	$2,350,991
Shares issued in reinvestment of dividends	4,669	47,883
Shares reacquired	(68,316)	(702,425)

Net increase (decrease) in shares outstanding before conversion	166,101	1,696,449
Shares issued upon conversion into Class A	(12,259)	(126,926)

Net increase (decrease) in shares outstanding	153,842	$1,569,523

Period ended September 30, 2004:
Shares sold	558,496	$5,525,675
Shares reacquired	(28,761)	(281,940)

Net increase (decrease) in shares outstanding before conversion	529,735	5,243,735
Shares reacquired upon conversion into Class A	(4,757)	(47,157)

Net increase (decrease) in shares outstanding	524,978	$5,196,578

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Class C	Shares	Amount
Six Months ended March 31, 2005:
Shares sold	51,112	$520,905
Shares issued in reinvestment of dividends	1,220	12,495
Shares reacquired	(3,397)	(34,779)

Net increase (decrease) in shares outstanding	48,935	$498,621

Period ended September 30, 2004:
Shares sold	158,998	$1,578,787
Shares reacquired	(30,561)	(306,092)

Net increase (decrease) in shares outstanding	128,437	$1,272,695

Class Z
Six Months ended March 31, 2005:
Shares sold	5,621	$56,788
Shares issued in reinvestment of dividends	514	5,243
Shares reacquired	(7,554)	(78,352)

Net increase (decrease) in shares outstanding	(1,419)	$(16,321)

Period ended September 30, 2004:
Shares sold	44,968	$447,714
Shares reacquired	(10,905)	(108,247)

Net increase (decrease) in shares outstanding	34,063	$339,467

Moderate Allocation Portfolio:

Class A	Shares	Amount
Six Months ended March 31, 2005:
Shares sold	487,639	$5,150,830
Shares issued in reinvestment of dividends	10,853	115,586
Shares reacquired	(167,299)	(1,768,650)

Net increase (decrease) in shares outstanding before conversion	331,193	3,497,766
Shares issued upon conversion from Class B	21,280	228,161

Net increase (decrease) in shares outstanding	352,473	$3,725,927

Period ended September 30, 2004:
Shares sold	1,011,338	$9,999,645
Shares reacquired	(31,199)	(307,316)

Net increase (decrease) in shares outstanding before conversion	980,139	9,692,329
Shares issued upon conversion from Class B	3,345	33,348

Net increase (decrease) in shares outstanding	983,484	$9,725,677

JennisonDryden Asset Allocation Funds	45

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six Months ended March 31, 2005:
Shares sold	703,719	$7,402,407
Shares issued in reinvestment of dividends	4,066	43,381
Shares reacquired	(52,013)	(547,984)

Net increase (decrease) in shares outstanding before conversion	655,772	6,897,804
Shares issued upon conversion into Class A	(21,295)	(228,161)

Net increase (decrease) in shares outstanding	634,477	$6,669,643

Period ended September 30, 2004:
Shares sold	1,351,742	$13,368,125
Shares reacquired	(34,053)	(334,631)

Net increase (decrease) in shares outstanding before conversion	1,317,689	13,033,494
Shares reacquired upon conversion into Class A	(3,353)	(33,348)

Net increase (decrease) in shares outstanding	1,314,336	$13,000,146

Class C
Six Months ended March 31, 2005:
Shares sold	106,438	$1,119,103
Shares issued in reinvestment of dividends	869	9,280
Shares reacquired	(14,482)	(149,468)

Net increase (decrease) in shares outstanding	92,825	$978,915

Period ended September 30, 2004:
Shares sold	357,895	$3,549,629
Shares reacquired	(32,426)	(318,931)

Net increase (decrease) in shares outstanding	325,469	$3,230,698

Class Z
Six Months ended March 31, 2005:
Shares sold	7,733	$81,607
Shares issued in reinvestment of dividends	629	6,694
Shares reacquired	(5,069)	(53,165)

Net increase (decrease) in shares outstanding	3,293	$35,136

Period ended September 30, 2004:
Shares sold	65,500	$650,234
Shares reacquired	(7,703)	(76,094)

Net increase (decrease) in shares outstanding	57,797	$574,140

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Growth Allocation Portfolio:

Class A	Shares	Amount
Six Months ended March 31, 2005:
Shares sold	131,281	$1,410,732
Shares issued in reinvestment of dividends	1,161	12,767
Shares reacquired	(37,637)	(412,077)

Net increase (decrease) in shares outstanding before conversion	94,805	1,011,422
Shares issued upon conversion from Class B	6,567	72,112

Net increase (decrease) in shares outstanding	101,372	$1,083,534

Period ended September 30, 2004:
Shares sold	348,621	$3,455,171
Shares reacquired	(15,159)	(146,900)

Net increase (decrease) in shares outstanding before conversion	333,462	3,308,271
Shares issued upon conversion from Class B	8,203	81,839

Net increase (decrease) in shares outstanding	341,665	$3,390,110

Class B
Six Months ended March 31, 2005:
Shares sold	350,787	$3,751,812
Shares reacquired	(46,402)	(503,711)

Net increase (decrease) in shares outstanding before conversion	304,385	3,248,101
Shares issued upon conversion into Class A	(6,599)	(72,112)

Net increase (decrease) in shares outstanding	297,786	$3,175,989

Period ended September 30, 2004:
Shares sold	681,473	$6,717,172
Shares reacquired	(13,166)	(128,353)

Net increase (decrease) in shares outstanding before conversion	668,307	6,588,819
Shares reacquired upon conversion into Class A	(8,221)	(81,839)

Net increase (decrease) in shares outstanding	660,086	$6,506,980

Class C
Six months ended March 31, 2005:
Shares sold	46,878	$501,594
Shares reacquired	(12,302)	(134,587)

Net increase (decrease) in shares outstanding	34,576	$367,007

Period ended September 30, 2004:
Shares sold	175,871	$1,741,460
Shares reacquired	(4,360)	(42,399)

Net increase (decrease) in shares outstanding	171,511	$1,699,061

JennisonDryden Asset Allocation Funds	47

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Six months ended March 31, 2005:
Shares sold	2,892	$31,689
Shares issued in reinvestment of dividends	124	1,360
Shares reacquired	(1,932)	(21,003)

Net increase (decrease) in shares outstanding	1,084	$12,046

Period ended September 30, 2004:
Shares sold	42,270	$420,176
Shares reacquired	(14,491)	(142,120)

Net increase (decrease) in shares outstanding	27,779	$278,056

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Jennison Dryden Asset Allocation Funds

Financial Highlights

(Unaudited)

	Jennison Dryden Conservative Allocation Fund Class A
	Six Months Ended March 31, 2005		March 30, 2004(e) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.01		$10.00

Income from investment operations
Net investment income	.15		.05
Net realized and unrealized gain (loss) on investment transactions	.30		(.04)

Total from investment operations	.45		.01

Less Distributions
Dividends from net investment income	(.17)		—

Net asset value, end of period	$10.29		$10.01

Total Return(a):	4.13%		0.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,030		$2,548
Average net assets (000)	$3,321		$1,535
Ratios to average net assets:(f)
Expenses, including distribution and service (12b-1) fees(b)	.75	%(c)	.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.50	%(c)	.50	%(c)
Net investment income	2.42	%(c)	1.69	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	3	%(d)	3	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Inception date of Class A shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.83% and 6.16%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.35% and (5.25)% for the periods ended March 31, 2005 and September 30, 2004, respectively.

See Notes to Financial Statements.

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	Jennison Dryden Conservative Allocation Fund Class B
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.97		$10.00

Income from investment operations
Net investment income	.10		.03
Net realized and unrealized gain (loss) on investment transactions	.29		(.06)

Total from investment operations	.39		(.03)

Less Distributions
Dividends from net investment income	(.10)		—

Net asset value, end of period	$10.26		$9.97

Total Return(a):	3.73%		(.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,967		$5,234
Average net assets (000)	$6,428		$3,253
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income	1.68	%(b)	.93	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class B shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.58% and 6.91%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been .59% and (6.02)% for the periods ended March 31, 2005 and September 30, 2004, respectively.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	51

Financial Highlights

(Unaudited) Cont’d

	Jennison Dryden Conservative Allocation Fund Class C
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.97		$10.00

Income from investment operations
Net investment income	.10		.03
Net realized and unrealized gain (loss) on investment transactions	.29		(.06)

Total from investment operations	.39		(.03)

Less Distributions
Dividends from net investment income	(.10)		—

Net asset value, end of period	$10.26		$9.97

Total Return(a):	3.73%		(.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,820		$1,281
Average net assets (000)	$1,621		$983
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income	1.66	%(b)	.91	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class C shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.58% and 6.91%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been .58% and (6.02)% for the periods ended March 31, 2005 and September 30, 2004, respectively.

See Notes to Financial Statements.

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	Jennison Dryden Conservative Allocation Fund Class Z
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$10.00

Income from investment operations
Net investment income	.18		.09
Net realized and unrealized gain (loss) on investment transactions	.28		(.06)

Total from investment operations	.46		.03

Less Distributions
Dividends from net investment income	(.19)		—

Net asset value, end of period	$10.30		$10.03

Total Return(a):	4.18%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$336		$342
Average net assets (000)	$373		$312
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income	2.69	%(b)	1.90	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class Z shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.58% and 5.91%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.58% and (5.00)% for the periods ended March 31, 2005 and September 30, 2004, respectively.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	53

Financial Highlights

(Unaudited) Cont’d

	Jennison Dryden Moderate Allocation Fund Class A
	Six Months Ended March 31, 2005		March 30, 2004(e) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$10.00

Income from investment operations
Net investment income	.10		.04	(g)
Net realized and unrealized gain (loss) on investment transactions	.56		(.01)

Total from investment operations	.66		.03

Less Distributions
Dividends from net investment income	(.11)		—

Net asset value, end of period	$10.58		$10.03

Total Return(a):	6.54%		.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,133		$9,863
Average net assets (000)	$12,121		$5,632
Ratios to average net assets:(f)
Expenses, including distribution and service (12b-1) fees(b)	.75	%(c)	.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.50	%(c)	.50	%(c)
Net investment income	1.79	%(c)	.74	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	1	%(d)	6	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Inception date of Class A shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 0.98% and 2.61%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.56% and (1.07)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(g)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

	Jennison Dryden Moderate Allocation Fund Class B
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99		$10.00

Income from investment operations
Net investment income	.05		—	(d)(f)
Net realized and unrealized gain (loss) on investment transactions	.56		(.01)

Total from investment operations	.61		(.01)

Less Distributions
Dividends from net investment income	(.03)		—

Net asset value, end of period	$10.57		$9.99

Total Return(a):	6.08%		(.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,601		$13,124
Average net assets (000)	$17,058		$7,614
Ratios to average net assets:(e)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income	1.05	%(b)	—	(b)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class B shares.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.73% and 3.36%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 0.81% and (1.84)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(f)	Calculated based upon average shares outstanding during the year.
(g)	Less than .005%.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	55

Financial Highlights

(Unaudited) Cont’d

	Jennison Dryden Moderate Allocation Fund Class C
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99		$10.00

Income from investment operations
Net investment income	.05		—	(d)(f)
Net realized and unrealized gain (loss) on investment transactions	.56		(.01)

Total from investment operations	.61		(.01)

Less Distributions
Dividends from net investment income	(.03)		—

Net asset value, end of period	$10.57		$9.99

Total Return(a):	6.08%		(.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,422		$3,250
Average net assets (000)	$3,884		$2,407
Ratios to average net assets:(e)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income (loss)	1.04	%(b)	(.02	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class C shares.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.73% and 3.36%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 0.80% and (2.02)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(f)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

	Jennison Dryden Moderate Allocation Fund Class Z
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.04		$10.00

Income from investment operations
Net investment income	.11		.05	(e)
Net realized and unrealized gain (loss) on investment transactions	.55		(.01)

Total from investment operations	.66		.04

Less Distributions
Dividends from net investment income	(.12)		—

Net asset value, end of period	$10.58		$10.04

Total Return(a):	6.61%		.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$647		$580
Average net assets (000)	$589		$497
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income	2.10	%(b)	.97	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class Z shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 0.73% and 2.36%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been 1.86% and (1.17)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(e)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	57

Financial Highlights

(Unaudited) Cont’d

	Jennison Dryden Growth Allocation Fund Class A
	Six Months Ended March 31, 2005		March 30, 2004(e) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.01		$10.00

Income from investment operations
Net investment income (loss)	.05		(.02	)(g)
Net realized and unrealized gain on investment transactions	.88		.03

Total from investment operations	.93		.01

Less Distributions
Dividends from net investment income	(.03)		—

Net asset value, end of period	$10.91		$10.01

Total Return(a):	9.30%		.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,834		$3,421
Average net assets (000)	$4,283		$2,226
Ratios to average net assets:(f)
Expenses, including distribution and service (12b-1) fees(b)	.75	%(c)	.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.50	%(c)	.50	%(c)
Net investment income (loss)	.97	%(c)	(.40	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	1	%(d)	6	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Inception date of Class A shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.55% and 4.82%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been .17% and (4.51)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(g)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

	Jennison Dryden Growth Allocation Fund Class B
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.98		$10.00

Income from investment operations
Net investment income (loss)	.01		(.06	)(e)
Net realized and unrealized gain on investment transactions	.88		.04

Total from investment operations	.89		(.02)

Net asset value, end of period	$10.87		$9.98

Total Return(a):	8.92%		(.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,408		$6,585
Average net assets (000)	$8,620		$3,987
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income (loss)	.18	%(b)	(1.15	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class B shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.30% and 5.57%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been (.62)% and (5.09)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	59

Financial Highlights

(Unaudited) Cont’d

	Jennison Dryden Growth Allocation Fund Class C
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.98		$10.00

Income from investment operations
Net investment income (loss)	.01		(.06	)(e)
Net realized and unrealized gain on investment transactions	.88		.04

Total from investment operations	.89		(.02)

Net asset value, end of period	$10.87		$9.98

Total Return(a):	8.92%		(.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,239		$1,711
Average net assets (000)	$2,042		$1,282
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	1.50	%(b)	1.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income (loss)	.21	%(b)	(1.14	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class C shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.30% and 5.57%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been (.59)% and (5.46)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

	Jennison Dryden Growth Allocation Fund Class Z
	Six Months Ended March 31, 2005		March 30, 2004(c) Through September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$10.00

Income from investment operations
Net investment income (loss)	.07		(.01	)(e)
Net realized and unrealized gain on investment transactions	.88		.04

Total from investment operations	.95		.03

Less Distributions
Dividends from net investment income	(.05)		—

Net asset value, end of period	$10.93		$10.03

Total Return(a):	9.48%		.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$315		$279
Average net assets (000)	$297		$237
Ratios to average net assets:(d)
Expenses, including distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.50	%(b)
Net investment income (loss)	1.22	%(b)	(.14	)%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Inception date of Class Z shares.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.31% and 4.57%, for the periods ended March 31, 2005 and September 30, 2004, respectively. The investment income/(loss) ratios would have been .42% and (4.67)% for the periods ended March 31, 2005 and September 30, 2004, respectively.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	61

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Funds has delegated to each Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Funds’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	N/A	74437E750	N/A	74437E743	N/A	74437E735	N/A	74437E784
Moderate Allocation	N/A	74437E727	N/A	74437E719	N/A	74437E693	N/A	74437E776
Growth Allocation	N/A	74437E685	N/A	74437E677	N/A	74437E669	N/A	74437E768

An investor should consider the investment objectives, risks, and charges and expenses of each of the JennisonDryden Asset Allocation Funds carefully before investing. The prospectus for the JennisonDryden Asset Allocation Funds contains this and other information about the JennisonDryden Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Asset Allocation Funds, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at JennisonDryden Asset Allocation Funds, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	N/A	74437E750	N/A	74437E743	N/A	74437E735	N/A	74437E784
Moderate Allocation	N/A	74437E727	N/A	74437E719	N/A	74437E693	N/A	74437E776
Growth Allocation	N/A	74437E685	N/A	74437E677	N/A	74437E669	N/A	74437E768

MF194E2    IFS-A104259    Ed. 05/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.